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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05550

The Alger Portfolios
__________________________________________________________________
(Exact name of registrant as specified in charter)

360 Park Avenue South, New York, New York 10010

__________________________________________________________________
(Address of principal executive offices) (Zip code)

Mr. Hal Liebes

Fred Alger Management, Inc.

360 Park Avenue South

New York, New York 10010

__________________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-806-8800

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

ITEM 1. Schedule of Investments.

THE ALGER PORTFOLIOS | ALGER CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments September 30, 2016 (Unaudited)

COMMON STOCKS—94.7%	SHARES	VALUE
ADVERTISING—–%
Choicestream, Inc.*,@,(a)	23,166	$–
AEROSPACE & DEFENSE—0.7%
Lockheed Martin Corp.	16,279	3,902,402
AIRLINES—0.3%
Southwest Airlines Co.	49,799	1,936,683
ALTERNATIVE CARRIERS—0.5%
Level 3 Communications, Inc.*	22,949	1,064,375
Zayo Group Holdings, Inc.*	50,776	1,508,555
		2,572,930
APPAREL ACCESSORIES & LUXURY GOODS—0.8%
Hanesbrands, Inc.	53,668	1,355,117
PVH Corp.	30,605	3,381,852
		4,736,969
APPAREL RETAIL—0.3%
The TJX Cos., Inc.	20,800	1,555,424
APPLICATION SOFTWARE—2.1%
Adobe Systems, Inc.*	52,000	5,644,080
salesforce.com, Inc.*	83,878	5,983,018
		11,627,098
AUTO PARTS & EQUIPMENT—1.4%
Delphi Automotive PLC.	56,447	4,025,800
Johnson Controls International PLC.	72,819	3,388,268
WABCO Holdings, Inc.*	2,599	295,065
		7,709,133
BIOTECHNOLOGY—4.4%
ACADIA Pharmaceuticals, Inc.*	51,700	1,644,577
Biogen, Inc.*	13,481	4,219,958
BioMarin Pharmaceutical, Inc.*	44,352	4,103,447
Celgene Corp.*	59,211	6,189,326
Gilead Sciences, Inc.	37,750	2,986,780
Incyte Corp.*	14,621	1,378,614
Vertex Pharmaceuticals, Inc.*	47,102	4,107,765
		24,630,467
BREWERS—1.7%
Molson Coors Brewing Co., Cl. B	86,952	9,547,330
BROADCASTING—1.3%
CBS Corp., Cl. B	137,562	7,530,144
BUILDING PRODUCTS—0.2%
Fortune Brands Home & Security, Inc.	22,094	1,283,661
CABLE & SATELLITE—2.3%
Comcast Corporation, Cl. A	191,652	12,714,194
COMMUNICATIONS EQUIPMENT—0.2%
Palo Alto Networks, Inc.*	5,681	905,154
DATA PROCESSING & OUTSOURCED SERVICES—3.9%
Sabre Corp.	85,800	2,417,844
Visa, Inc., Cl. A	236,640	19,570,128
		21,987,972

THE ALGER PORTFOLIOS | ALGER CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments September 30, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
DRUG RETAIL—0.6%
CVS Caremark Corp.	38,103	$3,390,786
ELECTRICAL COMPONENTS & EQUIPMENT—0.2%
Eaton Corp., PLC.	18,552	1,219,052
ENVIRONMENTAL & FACILITIES SERVICES—0.2%
Stericycle, Inc.*	11,091	888,833
FERTILIZERS & AGRICULTURAL CHEMICALS—0.2%
Monsanto Co.	13,100	1,338,820
FINANCIAL EXCHANGES & DATA—0.2%
S&P Global, Inc.	8,123	1,028,047
GENERAL MERCHANDISE STORES—0.3%
Dollar Tree, Inc.*	21,548	1,700,784
HEALTH CARE EQUIPMENT—3.3%
Boston Scientific Corp.*	137,142	3,263,980
DexCom, Inc.*	45,300	3,970,998
Edwards Lifesciences Corp.*	40,700	4,906,792
Medtronic PLC.	39,100	3,378,240
STERIS PLC.	41,100	3,004,410
		18,524,420
HEALTH CARE FACILITIES—0.8%
Amsurg Corp.*	41,392	2,775,334
HCA Holdings, Inc.*	22,640	1,712,263
		4,487,597
HOME ENTERTAINMENT SOFTWARE—2.1%
Activision Blizzard, Inc.	99,622	4,413,255
Electronic Arts, Inc.*	87,826	7,500,340
		11,913,595
HOME IMPROVEMENT RETAIL—1.6%
Lowe's Companies, Inc.	7,400	534,354
The Home Depot, Inc.	65,561	8,436,389
		8,970,743
HOTELS RESORTS & CRUISE LINES—0.9%
Ctrip.com International Ltd.#*	39,037	1,817,953
Norwegian Cruise Line Holdings Ltd.*	74,300	2,801,110
Royal Caribbean Cruises Ltd.	8,540	640,073
		5,259,136
HOUSEWARES & SPECIALTIES—1.8%
Newell Brands, Inc.	194,793	10,257,799
HYPERMARKETS & SUPER CENTERS—0.4%
Costco Wholesale Corp.	14,552	2,219,325
INDUSTRIAL CONGLOMERATES—4.3%
3M Co.	4,700	828,281
General Electric Co.	79,214	2,346,319
Honeywell International, Inc.	180,050	20,992,029
		24,166,629
INDUSTRIAL GASES—0.8%
Air Products & Chemicals, Inc.	27,800	4,179,452
INTEGRATED OIL & GAS—0.3%
TOTAL SA#	31,606	1,507,606

THE ALGER PORTFOLIOS | ALGER CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments September 30, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
INTEGRATED TELECOMMUNICATION SERVICES—0.4%
AT&T, Inc.	54,853	$2,227,580
INTERNET RETAIL—5.8%
Amazon.com, Inc.*	37,736	31,596,730
NetFlix, Inc.*	7,251	714,586
		32,311,316
INTERNET SOFTWARE & SERVICES—15.2%
Alibaba Group Holding Ltd.#*	46,397	4,908,339
Alphabet, Inc., Cl. C*	56,116	43,618,406
comScore, Inc.*	23,100	708,246
Facebook, Inc., Cl. A*	214,701	27,539,697
Match Group, Inc.*	58,300	1,037,157
Palantir Technologies, Inc., Cl. A*,@	41,286	454,146
Yahoo! Inc.*	157,664	6,795,318
		85,061,309
INVESTMENT BANKING & BROKERAGE—0.8%
Morgan Stanley	131,106	4,203,258
LIFE SCIENCES TOOLS & SERVICES—1.8%
Thermo Fisher Scientific, Inc.	62,004	9,862,356
MANAGED HEALTH CARE—3.2%
Aetna, Inc.	9,600	1,108,320
Centene Corp.*	42,030	2,814,329
Humana, Inc.	6,200	1,096,718
UnitedHealth Group, Inc.	91,071	12,749,940
		17,769,307
MOVIES & ENTERTAINMENT—0.2%
Time Warner, Inc.	10,788	858,833
OIL & GAS EQUIPMENT & SERVICES—0.4%
Halliburton Company	53,489	2,400,586
OIL & GAS EXPLORATION & PRODUCTION—1.3%
Anadarko Petroleum Corp.	65,536	4,152,361
EOG Resources, Inc.	11,300	1,092,823
Pioneer Natural Resources Co.	9,500	1,763,675
		7,008,859
PHARMACEUTICALS—4.3%
Allergan PLC.*	68,517	15,780,151
Bristol-Myers Squibb Co.	64,173	3,460,208
Eli Lilly & Co.	58,712	4,712,225
		23,952,584
RAILROADS—0.5%
Union Pacific Corp.	28,974	2,825,834
RESEARCH & CONSULTING SERVICES—0.4%
Verisk Analytics, Inc., Cl. A*	28,500	2,316,480
RESTAURANTS—0.4%
Starbucks Corp.	37,631	2,037,342
SEMICONDUCTOR EQUIPMENT—0.8%
ASML Holding NV#	40,360	4,422,649
SEMICONDUCTORS—3.7%
Broadcom Ltd.	73,782	12,728,871

THE ALGER PORTFOLIOS | ALGER CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments September 30, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
SEMICONDUCTORS—(CONT.)
NXP Semiconductors NV*	64,229	$6,552,000
QUALCOMM, Inc.*	20,610	1,411,785
		20,692,656
SOFT DRINKS—1.8%
PepsiCo, Inc.	92,867	10,101,144
SPECIALIZED CONSUMER SERVICES—0.4%
ServiceMaster Global Holdings, Inc.*	60,860	2,049,765
SPECIALTY CHEMICALS—0.2%
The Sherwin-Williams Co.	4,900	1,355,634
SPECIALTY STORES—0.3%
Signet Jewelers Ltd.	20,297	1,512,735
SYSTEMS SOFTWARE—6.0%
Microsoft Corp.	483,148	27,829,325
Red Hat, Inc.*	7,571	611,964
ServiceNow, Inc.*	57,589	4,558,169
TubeMogul, Inc.*	42,100	394,477
		33,393,935
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—5.8%
Apple, Inc.	275,827	31,182,242
Western Digital Corp.	25,455	1,488,354
		32,670,596
TOBACCO—2.1%
Altria Group, Inc.	74,725	4,724,862
Philip Morris International, Inc.	74,583	7,250,959
		11,975,821
TRADING COMPANIES & DISTRIBUTORS—0.8%
HD Supply Holdings, Inc.*	137,397	4,393,956
TOTAL COMMON STOCKS
(Cost $458,312,052)		529,096,720
PREFERRED STOCKS—0.6%	SHARES	VALUE
ADVERTISING—0.1%
Choicestream, Inc., Cl. A*,@,(a)	199,768	–
Choicestream, Inc., Cl. B*,@,(a)	445,303	262,729
		262,729
INTERNET SOFTWARE & SERVICES—0.4%
Palantir Technologies, Inc., Cl. B*,@	168,373	1,852,103
Palantir Technologies, Inc., Cl. D*,@	21,936	241,296
		2,093,399
PHARMACEUTICALS—0.1%
Intarcia Therapeutics, Inc.*,@	20,889	695,186
TOTAL PREFERRED STOCKS
(Cost $2,360,207)		3,051,314
WARRANTS—0.0%	SHARES	VALUE
ADVERTISING—0.0%
Choicestream, Inc., 6/22/26@,(a)	87,152	85,409
(Cost $87,065)		85,409

THE ALGER PORTFOLIOS | ALGER CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments September 30, 2016 (Unaudited) (Continued)

MASTER LIMITED PARTNERSHIP—0.7%	SHARES	VALUE
ASSET MANAGEMENT & CUSTODY BANKS—0.7%
The Blackstone Group LP.	157,564	$4,022,609
(Cost $5,097,291)		4,022,609
REAL ESTATE INVESTMENT TRUST—1.1%	SHARES	VALUE
MORTGAGE—0.5%
Blackstone Mortgage Trust, Inc., Cl. A	97,261	2,864,336
SPECIALIZED—0.6%
Crown Castle International Corp.	31,000	2,920,510
CyrusOne, Inc.	11,600	551,812
		3,472,322
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $6,087,614)		6,336,658
	PRINCIPAL
CORPORATE BONDS—0.0%	AMOUNT	VALUE
ADVERTISING—0.0%
Choicestream, Inc., 11.00%, 8/05/18@,(a)	87,152	87,152
(Cost $166,828)		87,152
Total Investments
(Cost $472,111,057)(b)	97.1%	542,679,862
Other Assets in Excess of Liabilities	2.9%	15,976,990
NET ASSETS	100.0%	$558,656,852

# American Depositary Receipts.
(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the
Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b) At September 30, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $481,494,785, amounted to $61,185,077 which consisted of aggregate gross unrealized appreciation of $80,914,948 and aggregate gross unrealized depreciation of $19,729,871.
* Non-income producing security.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	9/30/2016
Choicestream, Inc.	03/14/14	$6,718	0.00%	$0.00	0.00%
Choicestream, Inc., 11.00%,
8/05/18	08/04/16	87	0.00%	87,152	0.02%
Choicestream, Inc., 6/22/26	08/04/16	87,065	0.02%	85,409	0.01%
Choicestream, Inc., Cl. A	02/17/13	159,751	0.03%	0.00	0.00%
Choicestream, Inc., Cl. B	07/10/14	267,182	0.05%	262,729	0.05%
Intarcia Therapeutics, Inc.	03/27/14	676,595	0.14%	695,186	0.12%
Palantir Technologies, Inc., Cl. A	10/07/14	268,648	0.05%	454,146	0.08%
Palantir Technologies, Inc., Cl. B	10/07/14	1,111,840	0.22%	1,852,103	0.33%
Palantir Technologies, Inc., Cl. D	10/14/14	144,839	0.31%	241,296	0.05%
Total				$3,678,021	0.66%

See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER LARGE CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2016 (Unaudited)

COMMON STOCKS—96.5%	SHARES	VALUE
ADVERTISING—–%
Choicestream, Inc.*,@,(a)	15,490	$–
AEROSPACE & DEFENSE—0.5%
TransDigm Group, Inc.*	4,462	1,290,053
APPAREL ACCESSORIES & LUXURY GOODS—0.9%
Ralph Lauren Corp.	23,182	2,344,627
APPLICATION SOFTWARE—5.0%
Adobe Systems, Inc.*	47,701	5,177,467
Ellie Mae, Inc.*	31,311	3,297,048
salesforce.com, Inc.*	36,934	2,634,502
Ultimate Software Group, Inc.*	8,983	1,836,035
		12,945,052
ASSET MANAGEMENT & CUSTODY BANKS—2.7%
Affiliated Managers Group, Inc.*	7,835	1,133,725
WisdomTree Investments, Inc.	560,904	5,771,702
		6,905,427
BIOTECHNOLOGY—6.2%
ACADIA Pharmaceuticals, Inc.*	101,873	3,240,580
Alexion Pharmaceuticals, Inc.*	20,467	2,508,026
Biogen, Inc.*	6,014	1,882,563
BioMarin Pharmaceutical, Inc.*	27,450	2,539,674
Celgene Corp.*	28,323	2,960,603
Incyte Corp.*	11,834	1,115,828
Vertex Pharmaceuticals, Inc.*	20,272	1,767,921
		16,015,195
BREWERS—0.7%
Molson Coors Brewing Co., Cl. B	17,652	1,938,190
CABLE & SATELLITE—2.3%
Comcast Corporation, Cl. A	88,064	5,842,166
COMMUNICATIONS EQUIPMENT—1.6%
F5 Networks, Inc.*	21,145	2,635,513
Palo Alto Networks, Inc.*	8,827	1,406,406
		4,041,919
CONSTRUCTION & FARM MACHINERY & HEAVY
TRUCKS—1.0%
Wabtec Corp.	31,365	2,560,952
CONSUMER FINANCE—2.8%
LendingClub Corp.*	1,173,441	7,251,865
DATA PROCESSING & OUTSOURCED SERVICES—4.4%
Euronet Worldwide, Inc.*	24,638	2,016,128
Visa, Inc., Cl. A	114,966	9,507,688
		11,523,816
FINANCIAL EXCHANGES & DATA—2.5%
IntercontinentalExchange Group, Inc.	6,596	1,776,699
MarketAxess Holdings, Inc.	27,741	4,593,632
		6,370,331
GENERAL MERCHANDISE STORES—1.2%
Dollar Tree, Inc.*	40,768	3,217,818

THE ALGER PORTFOLIOS | ALGER LARGE CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
HEALTH CARE EQUIPMENT—3.7%
Edwards Lifesciences Corp.*	41,878	$5,048,812
Intuitive Surgical, Inc.*	6,208	4,499,744
		9,548,556
HEALTH CARE TECHNOLOGY—2.6%
Medidata Solutions, Inc.*	49,080	2,736,701
Veeva Systems, Inc., Cl. A*	94,734	3,910,619
		6,647,320
HOME ENTERTAINMENT SOFTWARE—2.3%
Activision Blizzard, Inc.	66,253	2,935,008
Electronic Arts, Inc.*	34,400	2,937,760
		5,872,768
HOME FURNISHING RETAIL—0.2%
Williams-Sonoma, Inc.	12,027	614,339
HOME IMPROVEMENT RETAIL—1.2%
The Home Depot, Inc.	23,274	2,994,898
HOUSEWARES & SPECIALTIES—1.5%
Newell Brands, Inc.	73,232	3,856,397
INDUSTRIAL CONGLOMERATES—1.9%
Danaher Corp.	62,713	4,916,072
INTERNET RETAIL—6.1%
Amazon.com, Inc.*	15,285	12,798,284
The Priceline Group, Inc.*	2,037	2,997,425
		15,795,709
INTERNET SOFTWARE & SERVICES—14.3%
Alphabet, Inc., Cl. C*	18,869	14,666,685
Facebook, Inc., Cl. A*	88,659	11,372,290
GrubHub, Inc.*	85,161	3,661,071
Nutanix, Inc., Cl. A*	2,098	77,626
Palantir Technologies, Inc., Cl. A*,@	25,072	275,792
Shopify, Inc.*	86,495	3,712,366
Yahoo! Inc.*	73,790	3,180,349
		36,946,179
LIFE SCIENCES TOOLS & SERVICES—2.6%
Bio-Techne Corp.	46,334	5,073,573
Thermo Fisher Scientific, Inc.	10,872	1,729,300
		6,802,873
MANAGED HEALTH CARE—1.3%
Centene Corp.*	51,338	3,437,593
MOVIES & ENTERTAINMENT—0.5%
Time Warner, Inc.	16,198	1,289,523
OIL & GAS EXPLORATION & PRODUCTION—0.9%
EOG Resources, Inc.	23,777	2,299,474
PACKAGED FOODS & MEATS—1.0%
The Kraft Heinz Co.	27,935	2,500,462
PHARMACEUTICALS—1.2%
Eli Lilly & Co.	38,718	3,107,507
RESEARCH & CONSULTING SERVICES—0.7%
Verisk Analytics, Inc., Cl. A*	21,390	1,738,579

THE ALGER PORTFOLIOS | ALGER LARGE CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
RESTAURANTS—1.9%
Shake Shack, Inc., Cl. A*	139,610	$4,840,279
SEMICONDUCTORS—2.4%
Microsemi Corp.*	41,628	1,747,543
Skyworks Solutions, Inc.	59,040	4,495,306
		6,242,849
SOFT DRINKS—1.5%
PepsiCo, Inc.	35,986	3,914,197
SPECIALTY CHEMICALS—0.5%
WR Grace & Co.	17,156	1,266,113
SYSTEMS SOFTWARE—5.8%
Microsoft Corp.	130,555	7,519,968
Proofpoint, Inc.*	36,471	2,729,854
ServiceNow, Inc.*	48,747	3,858,325
TubeMogul, Inc.*	102,421	959,685
		15,067,832
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—6.4%
Apple, Inc.	147,562	16,681,884
TOBACCO—1.9%
Philip Morris International, Inc.	50,631	4,922,346
TRADING COMPANIES & DISTRIBUTORS—1.7%
HD Supply Holdings, Inc.*	139,646	4,465,879
TRUCKING—0.6%
Old Dominion Freight Line, Inc.*	22,697	1,557,241
TOTAL COMMON STOCKS
(Cost $222,617,535)		249,574,280
PREFERRED STOCKS—0.8%	SHARES	VALUE
ADVERTISING—0.1%
Choicestream, Inc., Cl. A*,@,(a)	133,576	–
Choicestream, Inc., Cl. B*,@,(a)	284,863	168,069
		168,069
INTERNET SOFTWARE & SERVICES—0.5%
Palantir Technologies, Inc., Cl. B*,@	102,250	1,124,750
Palantir Technologies, Inc., Cl. D*,@	13,322	146,542
		1,271,292
PHARMACEUTICALS—0.2%
Intarcia Therapeutics, Inc.*,@	13,642	454,006
TOTAL PREFERRED STOCKS
(Cost $1,482,765)		1,893,367
WARRANTS—0.0%	SHARES	VALUE
ADVERTISING—0.0%
Choicestream, Inc., 6/22/26@,(a)	39,603	38,811
(Cost $39,564)		38,811
MASTER LIMITED PARTNERSHIP—0.8%	SHARES	VALUE
ASSET MANAGEMENT & CUSTODY BANKS—0.8%
The Blackstone Group LP.	78,113	1,994,225
(Cost $1,883,071)		1,994,225

THE ALGER PORTFOLIOS | ALGER LARGE CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2016 (Unaudited) (Continued)

REAL ESTATE INVESTMENT TRUST—1.1%	SHARES	VALUE
SPECIALIZED—1.1%
Lamar Advertising Co., Cl. A	43,018	$2,809,505
(Cost $2,789,677)		2,809,505
	PRINCIPAL
CORPORATE BONDS—0.0%	AMOUNT	VALUE
ADVERTISING—0.0%
Choicestream, Inc., 11.00%, 8/05/18@,(a)	39,603	39,603
(Cost $74,961)		39,603
Total Investments
(Cost $228,887,573)(b)	99.2%	256,349,791
Other Assets in Excess of Liabilities	0.8%	2,191,549
NET ASSETS	100.0%	$258,541,340

(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the
Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b) At September 30, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $236,107,572, amounted to $20,242,219 which consisted of aggregate gross unrealized appreciation of $29,413,138 and aggregate gross unrealized depreciation of $9,170,919.
* Non-income producing security.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	9/30/2016
Choicestream, Inc.	03/14/14	$4,492	0.00%	$0.00	0.00%
Choicestream, Inc., 11.00%,
8/05/18	08/04/16	74,961	0.02%	39,603	0.02%
Choicestream, Inc., 6/22/26	08/04/16	39,564	0.00%	38,811	0.01%
Choicestream, Inc., Cl. A	12/17/13	106,819	0.03%	0.00	0.00%
Choicestream, Inc., Cl. B	07/10/14	170,918	0.05%	168,069	0.06%
Intarcia Therapeutics, Inc.	03/27/14	441,864	0.14%	454,006	0.18%
Palantir Technologies, Inc., Cl. A	10/07/14	163,143	0.05%	275,792	0.11%
Palantir Technologies, Inc., Cl. B	10/07/14	675,201	0.22%	1,124,750	0.43%
Palantir Technologies, Inc., Cl. D	10/14/14	87,963	0.03%	146,542	0.06%
Total				$2,247,573	0.87%

See Notes to Financial Statements

THE ALGER PORTFOLIOS | ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2016 (Unaudited)

COMMON STOCKS—91.9%	SHARES	VALUE
ADVERTISING—–%
Choicestream, Inc.*,@,(a)	7,853	$–
AEROSPACE & DEFENSE—2.1%
Hexcel Corp.	20,783	920,687
TransDigm Group, Inc.*	6,100	1,763,632
		2,684,319
AIRLINES—1.0%
Southwest Airlines Co.	31,000	1,205,590
ALTERNATIVE CARRIERS—0.7%
Zayo Group Holdings, Inc.*	31,331	930,844
APPAREL ACCESSORIES & LUXURY GOODS—3.2%
Hanesbrands, Inc.	36,800	929,200
Michael Kors Holdings Ltd.*	12,900	603,591
PVH Corp.	12,576	1,389,648
Under Armour, Inc., Cl. A*	17,400	673,032
Under Armour, Inc., Cl. C*	11,380	385,327
		3,980,798
APPAREL RETAIL—2.0%
Burlington Stores, Inc.*	12,400	1,004,648
Ross Stores, Inc.	23,100	1,485,330
		2,489,978
APPLICATION SOFTWARE—1.2%
Gridsum Holding, Inc.#*	18,780	316,443
Mobileye NV*	19,264	820,068
Splunk, Inc.*	6,400	375,552
		1,512,063
AUTO PARTS & EQUIPMENT—2.9%
Delphi Automotive PLC.	19,800	1,412,136
Johnson Controls International PLC.	27,607	1,284,554
WABCO Holdings, Inc.*	7,929	900,179
		3,596,869
AUTOMOTIVE RETAIL—1.3%
O'Reilly Automotive, Inc.*	5,800	1,624,638
BIOTECHNOLOGY—4.3%
ARIAD Pharmaceuticals, Inc.*	40,310	551,844
BioMarin Pharmaceutical, Inc.*	11,957	1,106,262
Bluebird Bio, Inc.*	8,826	598,226
Incyte Corp.*	9,000	848,610
Sarepta Therapeutics, Inc.*	11,739	720,892
TESARO, Inc.*	6,300	631,512
Ultragenyx Pharmaceutical, Inc.*	4,300	305,042
Vertex Pharmaceuticals, Inc.*	8,139	709,802
		5,472,190
BROADCASTING—0.7%
CBS Corp., Cl. B	15,300	837,522
BUILDING PRODUCTS—2.1%
Allegion PLC.	22,237	1,532,352
Fortune Brands Home & Security, Inc.	19,300	1,121,330
		2,653,682

THE ALGER PORTFOLIOS | ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
COMMUNICATIONS EQUIPMENT—2.7%
F5 Networks, Inc.*	8,700	$1,084,368
Finisar Corp.*	41,373	1,232,916
Palo Alto Networks, Inc.*	6,849	1,091,251
		3,408,535
CONSTRUCTION & FARM MACHINERY & HEAVY
TRUCKS—1.0%
Wabtec Corp.	15,900	1,298,235
CONSUMER FINANCE—0.3%
LendingClub Corp.*	68,000	420,240
DATA PROCESSING & OUTSOURCED SERVICES—4.8%
Euronet Worldwide, Inc.*	9,297	760,774
Fiserv, Inc.*	15,067	1,498,714
FleetCor Technologies, Inc.*	2,910	505,554
MAXIMUS, Inc.	16,100	910,616
Sabre Corp.	33,712	950,004
Syntel, Inc.	7,185	301,123
WNS Holdings Ltd.#*	39,006	1,168,230
		6,095,015
DISTILLERS & VINTNERS—0.4%
Constellation Brands Inc., Cl. A	2,900	482,821
ELECTRICAL COMPONENTS & EQUIPMENT—0.9%
Acuity Brands, Inc.	1,300	343,980
AMETEK, Inc.	16,964	810,540
		1,154,520
ELECTRONIC COMPONENTS—0.6%
Dolby Laboratories Inc., Cl. A	5,128	278,399
Universal Display Corp.*	9,233	512,524
		790,923
ENVIRONMENTAL & FACILITIES SERVICES—0.5%
Stericycle, Inc.*	7,281	583,499
FINANCIAL EXCHANGES & DATA—3.0%
IntercontinentalExchange Group, Inc.	3,363	905,858
MarketAxess Holdings, Inc.	3,300	546,447
Moody's Corp.	2,800	303,184
MSCI, Inc.	7,558	634,418
S&P Global, Inc.	11,387	1,441,139
		3,831,046
FOOD DISTRIBUTORS—1.1%
Performance Food Group Co.*	56,400	1,398,720
GENERAL MERCHANDISE STORES—2.0%
Dollar General Corp.	15,600	1,091,844
Dollar Tree, Inc.*	18,379	1,450,654
		2,542,498
HEALTH CARE EQUIPMENT—6.6%
ABIOMED, Inc.*	12,000	1,542,960
DexCom, Inc.*	22,900	2,007,414
Edwards Lifesciences Corp.*	15,400	1,856,624
IDEXX Laboratories, Inc.*	13,700	1,544,401

THE ALGER PORTFOLIOS | ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
HEALTH CARE EQUIPMENT—(CONT.)
Insulet Corp.*	12,100	$495,374
Masimo Corp.*	9,029	537,135
Nevro Corp.*	3,744	390,836
		8,374,744
HEALTH CARE FACILITIES—3.0%
Acadia Healthcare Co., Inc.*	14,500	718,475
Amsurg Corp.*	11,400	764,370
Universal Health Services, Inc., Cl. B	8,689	1,070,659
VCA Antech, Inc.*	17,300	1,210,654
		3,764,158
HEALTH CARE TECHNOLOGY—0.4%
Medidata Solutions, Inc.*	9,002	501,951
HOME ENTERTAINMENT SOFTWARE—1.7%
Electronic Arts, Inc.*	25,053	2,139,526
HOTELS RESORTS & CRUISE LINES—5.3%
Carnival Corp.	51,100	2,494,702
Ctrip.com International Ltd.#*	6,000	279,420
Norwegian Cruise Line Holdings Ltd.*	17,311	652,625
Royal Caribbean Cruises Ltd.	44,355	3,324,407
		6,751,154
HOUSEHOLD PRODUCTS—1.1%
Church & Dwight Co., Inc.	27,800	1,332,176
HOUSEWARES & SPECIALTIES—2.4%
Newell Brands, Inc.	58,232	3,066,497
HUMAN RESOURCE & EMPLOYMENT SERVICES—0.3%
WageWorks, Inc.*	5,600	341,096
INDUSTRIAL GASES—0.9%
Air Products & Chemicals, Inc.	7,346	1,104,398
INDUSTRIAL MACHINERY—0.5%
Colfax Corp.*	19,176	602,702
INTERNET RETAIL—0.4%
Expedia, Inc.	2,898	338,255
Wayfair, Inc., Cl. A*	5,500	216,535
		554,790
INTERNET SOFTWARE & SERVICES—2.5%
comScore, Inc.*	21,200	649,992
Cornerstone OnDemand, Inc.*	8,500	390,575
GrubHub, Inc.*	19,276	828,675
Nutanix, Inc., Cl. A*	1,040	38,480
Palantir Technologies, Inc., Cl. A*,@	12,572	138,292
Q2 Holdings, Inc.*	23,600	676,376
Stamps.com, Inc.*	5,200	491,452
		3,213,842
INVESTMENT BANKING & BROKERAGE—0.7%
TD Ameritrade Holding Corp.	25,900	912,716
IT CONSULTING & OTHER SERVICES—0.8%
InterXion Holding NV*	27,300	988,806

THE ALGER PORTFOLIOS | ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
LEISURE PRODUCTS—0.6%
Coach, Inc.	20,800	$760,448
LIFE SCIENCES TOOLS & SERVICES—0.7%
Charles River Laboratories International, Inc.*	6,000	500,040
Patheon NV*	14,400	426,672
		926,712
MANAGED HEALTH CARE—0.2%
Centene Corp.*	2,800	187,488
METAL & GLASS CONTAINERS—1.0%
Ball Corp.	14,745	1,208,353
OIL & GAS DRILLING—0.3%
Patterson-UTI Energy, Inc.	15,900	355,683
OIL & GAS EQUIPMENT & SERVICES—0.1%
Weatherford International PLC.*	28,800	161,856
OIL & GAS EXPLORATION & PRODUCTION—1.1%
Devon Energy Corp.	6,300	277,893
PDC Energy, Inc.*	4,827	323,699
Pioneer Natural Resources Co.	4,100	761,165
		1,362,757
PACKAGED FOODS & MEATS—2.0%
ConAgra Foods, Inc.	4,300	202,573
Mead Johnson Nutrition Co., Cl. A	4,400	347,644
Pinnacle Foods, Inc.	19,370	971,793
TreeHouse Foods, Inc.*	10,990	958,218
		2,480,228
PHARMACEUTICALS—1.0%
Aerie Pharmaceuticals, Inc.*	18,513	698,681
Akorn, Inc.*	8,500	231,710
Dermira, Inc.*	11,209	379,088
		1,309,479
REGIONAL BANKS—1.0%
Citizens Financial Group, Inc.	24,800	612,808
Signature Bank*	5,800	687,010
		1,299,818
RESEARCH & CONSULTING SERVICES—1.5%
Verisk Analytics, Inc., Cl. A*	22,600	1,836,928
SEMICONDUCTOR EQUIPMENT—0.6%
Lam Research Corp.	7,921	750,198
SEMICONDUCTORS—5.1%
Broadcom Ltd.	12,500	2,156,500
Cavium Networks, Inc.*	13,185	767,367
Microsemi Corp.*	15,715	659,716
NXP Semiconductors NV*	11,312	1,153,937
Skyworks Solutions, Inc.	21,990	1,674,318
		6,411,838
SPECIALIZED CONSUMER SERVICES—0.9%
ServiceMaster Global Holdings, Inc.*	34,522	1,162,701
SPECIALTY CHEMICALS—3.0%
Axalta Coating Systems Ltd.*	13,580	383,906

THE ALGER PORTFOLIOS | ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
SPECIALTY CHEMICALS—(CONT.)
Balchem Corp.	13,300	$1,031,149
PPG Industries, Inc.	7,292	753,701
The Sherwin-Williams Co.	2,130	589,286
WR Grace & Co.	14,066	1,038,071
		3,796,113
SPECIALTY STORES—1.1%
Tractor Supply Co.	8,873	597,597
Ulta Salon, Cosmetics & Fragrance, Inc.*	3,200	761,536
		1,359,133
SYSTEMS SOFTWARE—3.6%
Fortinet, Inc.*	28,042	1,035,591
Proofpoint, Inc.*	7,978	597,153
ServiceNow, Inc.*	28,060	2,220,949
TubeMogul, Inc.*	74,400	697,128
		4,550,821
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—0.5%
Western Digital Corp.	11,659	681,702
TRADING COMPANIES & DISTRIBUTORS—1.5%
HD Supply Holdings, Inc.*	50,249	1,606,963
SiteOne Landscape Supply, Inc.*	8,200	294,626
		1,901,589
TRUCKING—0.7%
Old Dominion Freight Line, Inc.*	13,400	919,374
TOTAL COMMON STOCKS
(Cost $105,824,273)		116,066,320
PREFERRED STOCKS—1.7%	SHARES	VALUE
ADVERTISING—0.1%
Choicestream, Inc., Cl. A*,@,(a)	67,720	–
Choicestream, Inc., Cl. B*,@,(a)	148,200	87,438
		87,438
BIOTECHNOLOGY—0.9%
Prosetta Biosciences, Inc.*,@,(a)	170,419	633,959
Tolero Pharmaceuticals, Inc.*,@,(a)	356,682	524,322
		1,158,281
INTERNET SOFTWARE & SERVICES—0.5%
Palantir Technologies, Inc., Cl. B*,@	51,276	564,036
Palantir Technologies, Inc., Cl. D*,@	6,681	73,491
		637,527
PHARMACEUTICALS—0.2%
Intarcia Therapeutics, Inc.*,@	7,214	240,082
TOTAL PREFERRED STOCKS
(Cost $2,602,121)		2,123,328
WARRANTS—0.0%	SHARES	VALUE
ADVERTISING—0.0%
Choicestream, Inc., 6/22/26@,(a)	19,629	19,237
(Cost $19,610)		19,237

THE ALGER PORTFOLIOS | ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2016 (Unaudited) (Continued)

REAL ESTATE INVESTMENT TRUST—3.4%	SHARES	VALUE
HEALTH CARE—0.5%
Omega Healthcare Investors, Inc.	17,000	$602,650
MORTGAGE—0.5%
Blackstone Mortgage Trust, Inc., Cl. A	19,771	582,256
SPECIALIZED—2.4%
Crown Castle International Corp.	11,502	1,083,603
CyrusOne, Inc.	8,360	397,685
Lamar Advertising Co., Cl. A	23,993	1,566,983
		3,048,271
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $4,357,251)		4,233,177
	PRINCIPAL
CORPORATE BONDS—0.0%	AMOUNT	VALUE
ADVERTISING—0.0%
Choicestream, Inc., 11.00%, 8/05/18@,(a)	19,629	19,629
(Cost $20)		19,629
SPECIAL PURPOSE VEHICLE—0.2%	SHARES	VALUE
CONSUMER FINANCE—0.2%
JS Kred SPV I, LLC.@	244,501	260,883
(Cost $244,501)		260,883
Total Investments
(Cost $113,047,776)(b)	97.2%	122,722,574
Other Assets in Excess of Liabilities	2.8%	3,528,590
NET ASSETS	100.0%	$126,251,164

# American Depositary Receipts.
(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the
Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b) At September 30, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $113,081,943, amounted to $9,640,631 which consisted of aggregate gross unrealized appreciation of $14,501,496 and aggregate gross unrealized depreciation of $4,860,865.
* Non-income producing security.

THE ALGER PORTFOLIOS | ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2016 (Unaudited) (Continued)

@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	9/30/2016
Choicestream, Inc.	03/14/14	$2,277	0.00%	$0.00	0.00%
Choicestream, Inc., 11.00%,
8/05/18	08/04/16	20	0.00%	19,629	0.02%
Choicestream, Inc., 6/22/26	08/04/16	19,610	0.02%	19,237	0.02%
Choicestream, Inc., Cl. A	12/17/13	54,155	0.03%	0.00	0.00%
Choicestream, Inc., Cl. B	07/10/14	88,920	0.05%	87,438	0.07%
Intarcia Therapeutics, Inc.	03/27/14	233,661	0.15%	240,082	0.19%
JS Kred SPV I, LLC.	06/26/15	244,501	0.15%	260,883	0.21%
Palantir Technologies, Inc., Cl. A	10/07/14	81,806	0.05%	138,292	0.11%
Palantir Technologies, Inc., Cl. B	10/07/14	338,598	0.22%	564,036	0.44%
Palantir Technologies, Inc., Cl. D	10/14/14	44,113	0.03%	73,491	0.06%
Prosetta Biosciences, Inc.	02/06/15	766,885	0.50%	633,959	0.50%
Tolero Pharmaceuticals, Inc.	08/01/14	710,780	0.45%	346,423	0.28%
Tolero Pharmaceuticals, Inc.	10/31/14	365,009	0.23%	177,899	0.14%
Total				$2,561,369	2.04%

See Notes to Financial Statements

THE ALGER PORTFOLIOS | ALGER SMID CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2016 (Unaudited)

COMMON STOCKS—87.1%	SHARES	VALUE
AEROSPACE & DEFENSE—0.3%
Hexcel Corp.	290	$12,847
APPAREL ACCESSORIES & LUXURY GOODS—0.8%
Ralph Lauren Corp.	280	28,319
APPAREL RETAIL—1.0%
Burlington Stores, Inc.*	440	35,649
APPLICATION SOFTWARE—10.4%
Blackbaud, Inc.	1,170	77,618
Ellie Mae, Inc.*	345	36,329
Everbridge, Inc.*	797	13,437
Fair Isaac Corp.	155	19,311
HubSpot, Inc.*	410	23,624
Manhattan Associates, Inc.*	459	26,448
Mobileye NV*	1,641	69,857
Splunk, Inc.*	326	19,130
Tyler Technologies, Inc.*	295	50,513
Ultimate Software Group, Inc.*	215	43,944
		380,211
ASSET MANAGEMENT & CUSTODY BANKS—2.7%
Affiliated Managers Group, Inc.*	170	24,599
WisdomTree Investments, Inc.	7,085	72,905
		97,504
BIOTECHNOLOGY—5.5%
ACADIA Pharmaceuticals, Inc.*	1,385	44,057
Alexion Pharmaceuticals, Inc.*	280	34,311
Halozyme Therapeutics, Inc.*	1,212	14,641
Incyte Corp.*	385	36,302
Neurocrine Biosciences, Inc.*	575	29,118
TESARO, Inc.*	310	31,074
Ultragenyx Pharmaceutical, Inc.*	179	12,698
		202,201
BREWERS—0.4%
Craft Brew Alliance, Inc.*	805	15,158
BUILDING PRODUCTS—2.2%
Allegion PLC.	770	53,061
Masonite International Corp.*	454	28,225
		81,286
COMMUNICATIONS EQUIPMENT—0.9%
Finisar Corp.*	1,118	33,316
CONSTRUCTION & FARM MACHINERY & HEAVY
TRUCKS—1.6%
Wabtec Corp.	725	59,196
CONSUMER FINANCE—2.9%
LendingClub Corp.*	17,155	106,018
DATA PROCESSING & OUTSOURCED SERVICES—0.5%
Euronet Worldwide, Inc.*	230	18,821
DISTRIBUTORS—1.2%
LKQ Corp.*	1,292	45,814

THE ALGER PORTFOLIOS | ALGER SMID CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
ELECTRONIC COMPONENTS—1.0%
Dolby Laboratories Inc., Cl. A	695	$37,732
ELECTRONIC EQUIPMENT & INSTRUMENTS—0.7%
FLIR Systems, Inc.	819	25,733
ELECTRONIC MANUFACTURING SERVICES—1.1%
Trimble, Inc.*	1,460	41,698
FINANCIAL EXCHANGES & DATA—3.2%
IntercontinentalExchange Group, Inc.	70	18,855
MarketAxess Holdings, Inc.	595	98,526
		117,381
FOOD DISTRIBUTORS—0.9%
Performance Food Group Co.*	1,269	31,471
GENERAL MERCHANDISE STORES—1.2%
Dollar Tree, Inc.*	574	45,306
HEALTH CARE EQUIPMENT—7.8%
Abaxis, Inc.	690	35,618
ABIOMED, Inc.*	321	41,274
Cantel Medical Corp.	885	69,012
DexCom, Inc.*	532	46,635
Insulet Corp.*	699	28,617
STERIS PLC.	525	38,378
Tactile Systems Technology, Inc.*	1,392	26,030
		285,564
HEALTH CARE FACILITIES—1.2%
Amsurg Corp.*	480	32,184
VCA Antech, Inc.*	190	13,296
		45,480
HEALTH CARE SUPPLIES—2.3%
DENTSPLY SIRONA, Inc.	660	39,224
Neogen Corp.*	785	43,913
		83,137
HEALTH CARE TECHNOLOGY—3.8%
Medidata Solutions, Inc.*	1,300	72,488
Veeva Systems, Inc., Cl. A*	1,664	68,690
		141,178
HOME ENTERTAINMENT SOFTWARE—2.4%
Activision Blizzard, Inc.	845	37,433
Take-Two Interactive Software, Inc.*	1,160	52,293
		89,726
HOME FURNISHING RETAIL—0.5%
Williams-Sonoma, Inc.	340	17,367
HUMAN RESOURCE & EMPLOYMENT SERVICES—1.8%
On Assignment, Inc.*	975	35,383
WageWorks, Inc.*	489	29,785
		65,168
INTERNET SOFTWARE & SERVICES—6.2%
GrubHub, Inc.*	2,560	110,055
Match Group, Inc.*	3,213	57,159
Nutanix, Inc., Cl. A*	29	1,073

THE ALGER PORTFOLIOS | ALGER SMID CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
INTERNET SOFTWARE & SERVICES—(CONT.)
Palantir Technologies, Inc., Cl. A*,@	3,818	$41,998
Shopify, Inc.*	427	18,327
		228,612
LEISURE FACILITIES—0.2%
Planet Fitness, Inc., Cl. A*	330	6,623
LIFE SCIENCES TOOLS & SERVICES—4.1%
Bio-Techne Corp.	847	92,746
Luminex Corp.*	2,486	56,482
		149,228
MANAGED HEALTH CARE—1.3%
Centene Corp.*	700	46,872
MOVIES & ENTERTAINMENT—1.8%
Lions Gate Entertainment Corp.	3,341	66,787
PHARMACEUTICALS—0.9%
Aerie Pharmaceuticals, Inc.*	283	10,680
The Medicines Co.*	581	21,927
		32,607
RESTAURANTS—2.6%
Shake Shack, Inc., Cl. A*	2,065	71,593
Wingstop, Inc.	842	24,671
		96,264
SEMICONDUCTORS—4.6%
Microsemi Corp.*	1,555	65,279
Monolithic Power Systems, Inc.	299	24,069
Skyworks Solutions, Inc.	1,064	81,013
		170,361
SPECIALTY CHEMICALS—0.9%
Balchem Corp.	170	13,180
WR Grace & Co.	253	18,672
		31,852
SYSTEMS SOFTWARE—4.2%
Proofpoint, Inc.*	808	60,479
ServiceNow, Inc.*	686	54,297
TubeMogul, Inc.*	4,147	38,857
		153,633
TRADING COMPANIES & DISTRIBUTORS—1.0%
HD Supply Holdings, Inc.*	1,120	35,818
TRUCKING—1.0%
Old Dominion Freight Line, Inc.*	525	36,020
TOTAL COMMON STOCKS
(Cost $2,817,769)		3,197,958
PREFERRED STOCKS—9.4%	SHARES	VALUE
BIOTECHNOLOGY—1.1%
Prosetta Biosciences, Inc.*,@,(a)	10,615	39,488
INTERNET SOFTWARE & SERVICES—5.3%
Palantir Technologies, Inc., Cl. B*,@	15,569	171,259
Palantir Technologies, Inc., Cl. D*,@	2,028	22,308
		193,567

THE ALGER PORTFOLIOS | ALGER SMID CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2016 (Unaudited) (Continued)

PREFERRED STOCKS—(CONT.)	SHARES	VALUE
PHARMACEUTICALS—3.0%
Intarcia Therapeutics, Inc.*,@	3,330	$110,822
TOTAL PREFERRED STOCKS
(Cost $271,826)		343,877
RIGHTS—–%	SHARES	VALUE
BIOTECHNOLOGY—–%
Dyax Corp.*	335	–
(Cost $0)		–
REAL ESTATE INVESTMENT TRUST—3.2%	SHARES	VALUE
SPECIALIZED—3.2%
Crown Castle International Corp.	669	63,027
Lamar Advertising Co., Cl. A	859	56,101
		119,128
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $114,575)		119,128
Total Investments
(Cost $3,204,170)(b)	99.7%	3,660,963
Other Assets in Excess of Liabilities	0.3%	12,379
NET ASSETS	100.0%	$3,673,342

(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the
Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b) At September 30, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $3,345,668, amounted to $315,295 which consisted of aggregate gross unrealized appreciation of $493,628 and aggregate gross unrealized depreciation of $178,333.
* Non-income producing security.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	9/30/2016
Intarcia Therapeutics, Inc.	03/27/14	$107,859	0.15%	$110,822	3.02%
Palantir Technologies, Inc., Cl. A	10/07/14	24,844	0.05%	41,998	1.14%
Palantir Technologies, Inc., Cl. B	10/07/14	102,809	0.22%	171,259	4.66%
Palantir Technologies, Inc., Cl. D	10/14/14	13,390	0.03%	22,308	0.61%
Prosetta Biosciences, Inc.	02/06/15	47,768	0.10%	39,488	1.07%
Total				$385,875	10.50%

See Notes to Financial Statements

THE ALGER PORTFOLIOS | ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2016 (Unaudited)

COMMON STOCKS—89.3%	SHARES	VALUE
AEROSPACE & DEFENSE—0.7%
Hexcel Corp.	29,600	$1,311,280
APPAREL RETAIL—2.3%
American Eagle Outfitters, Inc.	105,100	1,877,086
Burlington Stores, Inc.*	30,300	2,454,906
		4,331,992
APPLICATION SOFTWARE—11.7%
American Software, Inc., Cl. A	219,899	2,440,879
Blackbaud, Inc.	49,400	3,277,196
Ellie Mae, Inc.*	17,400	1,832,220
Everbridge, Inc.*	39,777	670,640
Fair Isaac Corp.	10,200	1,270,818
Guidewire Software, Inc.*	28,900	1,733,422
HubSpot, Inc.*	31,000	1,786,220
Manhattan Associates, Inc.*	62,700	3,612,774
Tyler Technologies, Inc.*	30,200	5,171,146
		21,795,315
ASSET MANAGEMENT & CUSTODY BANKS—1.9%
WisdomTree Investments, Inc.	345,473	3,554,917
AUTOMOTIVE RETAIL—0.5%
Lithia Motors, Inc., Cl. A	9,729	929,314
BIOTECHNOLOGY—3.0%
ACADIA Pharmaceuticals, Inc.*	65,100	2,070,831
Halozyme Therapeutics, Inc.*	48,200	582,256
Heron Therapeutics, Inc.*	24,900	429,027
TESARO, Inc.*	18,400	1,844,416
Ultragenyx Pharmaceutical, Inc.*	9,000	638,460
		5,564,990
BREWERS—0.4%
Craft Brew Alliance, Inc.*	43,100	811,573
BUILDING PRODUCTS—1.5%
Masonite International Corp.*	45,200	2,810,084
COMMUNICATIONS EQUIPMENT—1.2%
NetScout Systems, Inc.*	75,900	2,220,075
CONSUMER FINANCE—2.2%
LendingClub Corp.*	663,400	4,099,812
DATA PROCESSING & OUTSOURCED SERVICES—1.8%
Euronet Worldwide, Inc.*	23,900	1,955,737
MAXIMUS, Inc.	24,300	1,374,408
		3,330,145
ELECTRONIC COMPONENTS—2.6%
Dolby Laboratories Inc., Cl. A	26,000	1,411,540
DTS, Inc.	80,900	3,441,486
		4,853,026
ELECTRONIC EQUIPMENT & INSTRUMENTS—3.2%
Cognex Corp.	82,500	4,360,950
FLIR Systems, Inc.	48,093	1,511,082
		5,872,032

THE ALGER PORTFOLIOS | ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
FOOD DISTRIBUTORS—1.2%
Performance Food Group Co.*	91,630	$2,272,424
HEALTH CARE EQUIPMENT—8.4%
Abaxis, Inc.	59,900	3,092,038
ABIOMED, Inc.*	26,700	3,433,086
Cantel Medical Corp.	53,600	4,179,728
Inogen, Inc.*	35,000	2,096,500
STERIS PLC.	18,400	1,345,040
Tactile Systems Technology, Inc.*	79,700	1,490,390
		15,636,782
HEALTH CARE FACILITIES—2.8%
Amsurg Corp.*	20,600	1,381,230
Surgery Partners, Inc.*	54,000	1,092,960
VCA Antech, Inc.*	40,300	2,820,194
		5,294,384
HEALTH CARE SUPPLIES—4.9%
Meridian Bioscience, Inc.	55,200	1,064,808
Neogen Corp.*	88,400	4,945,096
Quidel Corp.*	138,900	3,068,301
		9,078,205
HEALTH CARE TECHNOLOGY—4.7%
Medidata Solutions, Inc.*	64,300	3,585,368
Veeva Systems, Inc., Cl. A*	69,400	2,864,832
Vocera Communications, Inc.*	135,600	2,291,640
		8,741,840
HOME ENTERTAINMENT SOFTWARE—1.4%
Take-Two Interactive Software, Inc.*	58,100	2,619,148
HUMAN RESOURCE & EMPLOYMENT SERVICES—2.6%
On Assignment, Inc.*	52,600	1,908,854
WageWorks, Inc.*	48,800	2,972,408
		4,881,262
INDUSTRIAL MACHINERY—2.8%
Proto Labs, Inc.*	44,500	2,665,995
Sun Hydraulics Corp.	79,400	2,562,238
		5,228,233
INTERNET SOFTWARE & SERVICES—6.0%
GrubHub, Inc.*	93,335	4,012,472
NIC, Inc.	75,800	1,781,300
Nutanix, Inc., Cl. A*	1,526	56,462
Shopify, Inc.*	11,600	497,872
SPS Commerce, Inc.*	23,800	1,747,158
Stamps.com, Inc.*	32,420	3,064,014
		11,159,278
IT CONSULTING & OTHER SERVICES—0.9%
InterXion Holding NV*	48,600	1,760,292
LEISURE FACILITIES—0.5%
Planet Fitness, Inc., Cl. A*	48,600	975,402
LIFE SCIENCES TOOLS & SERVICES—4.2%
Bio-Techne Corp.	38,000	4,161,000

THE ALGER PORTFOLIOS | ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
LIFE SCIENCES TOOLS & SERVICES—(CONT.)
Luminex Corp.*	113,900	$2,587,808
PRA Health Sciences, Inc.*	17,510	989,490
		7,738,298
MOVIES & ENTERTAINMENT—0.7%
Lions Gate Entertainment Corp.	61,900	1,237,381
OIL & GAS EQUIPMENT & SERVICES—0.6%
RPC, Inc.*	62,900	1,056,720
OIL & GAS EXPLORATION & PRODUCTION—0.5%
Parsley Energy, Inc., Cl. A*	27,000	904,770
PACKAGED FOODS & MEATS—0.7%
TreeHouse Foods, Inc.*	14,948	1,303,316
PHARMACEUTICALS—1.6%
Aerie Pharmaceuticals, Inc.*	23,722	895,268
Pacira Pharmaceuticals, Inc.*	33,100	1,132,682
The Medicines Co.*	23,100	871,794
		2,899,744
RESTAURANTS—2.8%
Shake Shack, Inc., Cl. A*	97,000	3,362,990
Wingstop, Inc.	60,900	1,784,370
		5,147,360
SEMICONDUCTORS—3.1%
Cavium Networks, Inc.*	25,300	1,472,460
Microsemi Corp.*	46,000	1,931,080
Monolithic Power Systems, Inc.	29,200	2,350,600
		5,754,140
SPECIALTY CHEMICALS—2.2%
Balchem Corp.	53,500	4,147,855
SPECIALTY STORES—0.8%
Five Below, Inc.*	35,240	1,419,820
SYSTEMS SOFTWARE—2.9%
Proofpoint, Inc.*	42,000	3,143,700
TubeMogul, Inc.*	235,183	2,203,665
		5,347,365
TOTAL COMMON STOCKS
(Cost $139,816,204)		166,088,574
PREFERRED STOCKS—0.8%	SHARES	VALUE
BIOTECHNOLOGY—0.4%
Prosetta Biosciences, Inc.*,@,(a)	75,383	280,425
Tolero Pharmaceuticals, Inc.*,@,(a)	244,116	358,850
		639,275
PHARMACEUTICALS—0.4%
Intarcia Therapeutics, Inc.*,@	22,595	751,962
TOTAL PREFERRED STOCKS
(Cost $1,807,354)		1,391,237
RIGHTS—–%	SHARES	VALUE
BIOTECHNOLOGY—–%
Dyax Corp.*	13,100	–

THE ALGER PORTFOLIOS | ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments September 30, 2016 (Unaudited) (Continued)

RIGHTS—(CONT.)	SHARES	VALUE
BIOTECHNOLOGY—(CONT.)
Neuralstem, Inc., 1/8/2019*,@	133,150	$–
		–
TOTAL RIGHTS
(Cost $0)		–
REAL ESTATE INVESTMENT TRUST—1.5%	SHARES	VALUE
SPECIALIZED—1.5%
CyrusOne, Inc.	58,700	2,792,359
(Cost $1,992,147)		2,792,359
SPECIAL PURPOSE VEHICLE—0.2%	SHARES	VALUE
CONSUMER FINANCE—0.2%
JS Kred SPV I, LLC.@	427,047	455,659
(Cost $427,047)		455,659
Total Investments
(Cost $144,042,752)(b)	91.8%	170,727,829
Other Assets in Excess of Liabilities	8.2%	15,220,074
NET ASSETS	100.0%	$185,947,903

(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the
Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b) At September 30, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $147,148,922, amounted to $23,578,907 which consisted of aggregate gross unrealized appreciation of $32,236,726 and aggregate gross unrealized depreciation of $8,657,819.
* Non-income producing security.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	9/30/2016
Intarcia Therapeutics, Inc.	03/27/14	$731,852	0.15%	$751,962	0.41%
JS Kred SPV I, LLC.	06/26/15	427,047	0.15%	455,659	0.25%
Prosetta Biosciences, Inc.	02/06/15	339,224	0.10%	280,425	0.15%
Tolero Pharmaceuticals, Inc.	10/31/14	736,278	0.20%	358,850	0.19%
Total				$1,846,896	1.00%

See Notes to Financial Statements

THE ALGER PORTFOLIOS | ALGER GROWTH & INCOME PORTFOLIO
Schedule of Investments September 30, 2016 (Unaudited)

COMMON STOCKS—94.6%	SHARES	VALUE
ADVERTISING—–%
Choicestream, Inc.*,@,(a)	1,723	$–
AEROSPACE & DEFENSE—2.8%
General Dynamics Corp.	2,550	395,658
The Boeing Co.	4,250	559,895
		955,553
AIR FREIGHT & LOGISTICS—0.8%
United Parcel Service, Inc., Cl. B	2,600	284,336
AIRPORT SERVICES—0.8%
Macquarie Infrastructure Corp.	3,500	291,340
APPAREL RETAIL—0.9%
L Brands, Inc.	2,100	148,617
VF Corp.	2,850	159,743
		308,360
ASSET MANAGEMENT & CUSTODY BANKS—1.6%
BlackRock, Inc.	1,500	543,690
AUTO PARTS & EQUIPMENT—2.2%
Delphi Automotive PLC.	5,400	385,128
Johnson Controls International PLC.	8,213	382,151
		767,279
BIOTECHNOLOGY—1.5%
Amgen, Inc.	1,500	250,215
Gilead Sciences, Inc.	3,500	276,920
		527,135
BREWERS—1.1%
Molson Coors Brewing Co., Cl. B	3,400	373,320
CABLE & SATELLITE—2.3%
Comcast Corporation, Cl. A	11,750	779,495
CASINOS & GAMING—0.6%
Las Vegas Sands Corp.	3,400	195,636
COMMUNICATIONS EQUIPMENT—1.3%
Cisco Systems, Inc.	14,250	452,010
CONSUMER ELECTRONICS—0.5%
Garmin Ltd.	3,850	185,223
CONSUMER FINANCE—0.6%
Discover Financial Services	3,850	217,718
DIVERSIFIED BANKS—4.6%
JPMorgan Chase & Co.	14,650	975,544
Wells Fargo & Co.	13,422	594,326
		1,569,870
DIVERSIFIED CHEMICALS—0.9%
The Dow Chemical Co.	5,700	295,431
DRUG RETAIL—2.0%
CVS Caremark Corp.	5,600	498,344
Walgreens Boots Alliance, Inc.	2,200	177,364
		675,708
ELECTRICAL COMPONENTS & EQUIPMENT—0.7%
Eaton Corp., PLC.	3,500	229,985

THE ALGER PORTFOLIOS | ALGER GROWTH & INCOME PORTFOLIO
Schedule of Investments September 30, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
FERTILIZERS & AGRICULTURAL CHEMICALS—0.3%
Monsanto Co.	950	$97,090
FINANCIAL EXCHANGES & DATA—1.4%
CME Group, Inc.	4,730	494,380
HEALTH CARE EQUIPMENT—0.9%
Becton Dickinson and Co.	1,800	323,514
HOME IMPROVEMENT RETAIL—2.1%
The Home Depot, Inc.	5,600	720,608
HOTELS RESORTS & CRUISE LINES—0.6%
Royal Caribbean Cruises Ltd.	2,950	221,102
HOUSEHOLD PRODUCTS—1.7%
The Procter & Gamble Co.	6,566	589,299
HYPERMARKETS & SUPER CENTERS—0.9%
Wal-Mart Stores, Inc.	4,050	292,086
INDUSTRIAL CONGLOMERATES—4.3%
General Electric Co.	24,801	734,606
Honeywell International, Inc.	6,550	763,664
		1,498,270
INTEGRATED OIL & GAS—4.1%
Exxon Mobil Corp.	11,650	1,016,812
TOTAL SA#	8,100	386,370
		1,403,182
INTEGRATED TELECOMMUNICATION SERVICES—3.6%
AT&T, Inc.	10,850	440,618
Verizon Communications, Inc.	15,359	798,361
		1,238,979
INTERNET SOFTWARE & SERVICES—4.8%
Alphabet, Inc., Cl. A*	700	562,842
Alphabet, Inc., Cl. C*	751	583,745
Facebook, Inc., Cl. A*	3,950	506,666
		1,653,253
INVESTMENT BANKING & BROKERAGE—2.3%
Morgan Stanley	18,200	583,492
TD Ameritrade Holding Corp.	6,000	211,440
		794,932
LEISURE FACILITIES—0.7%
Six Flags Entertainment Corp.	4,600	246,606
LEISURE PRODUCTS—1.1%
Coach, Inc.	5,550	202,908
Mattel, Inc.	6,100	184,708
		387,616
MANAGED HEALTH CARE—2.6%
Aetna, Inc.	4,050	467,572
UnitedHealth Group, Inc.	3,050	427,000
		894,572
MOVIES & ENTERTAINMENT—0.8%
Time Warner, Inc.	3,500	278,635
MULTI-LINE INSURANCE—0.7%
Hartford Financial Services Group, Inc.	5,700	244,074

THE ALGER PORTFOLIOS | ALGER GROWTH & INCOME PORTFOLIO
Schedule of Investments September 30, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
MULTI-UTILITIES—0.7%
Sempra Energy	2,250	$241,178
OIL & GAS EQUIPMENT & SERVICES—0.9%
Halliburton Company	7,150	320,892
OIL & GAS EXPLORATION & PRODUCTION—0.9%
ConocoPhillips	7,150	310,810
OTHER DIVERSIFIED FINANCIAL SERVICES—1.1%
Bank of America Corp.	24,100	377,165
PACKAGED FOODS & MEATS—0.8%
The Kraft Heinz Co.	3,172	283,926
PHARMACEUTICALS—9.4%
Bristol-Myers Squibb Co.	10,350	558,072
Eli Lilly & Co.	7,450	597,937
GlaxoSmithKline PLC.#	5,700	245,841
Johnson & Johnson	7,200	850,536
Pfizer, Inc.	21,386	724,344
Roche Holding AG#	8,600	266,342
		3,243,072
RAILROADS—1.4%
CSX Corp.	15,250	465,125
RESTAURANTS—1.7%
Darden Restaurants, Inc.	2,850	174,762
McDonald's Corp.	3,550	409,528
		584,290
SEMICONDUCTOR EQUIPMENT—0.7%
Kla-Tencor Corp.	3,450	240,500
SEMICONDUCTORS—4.4%
Broadcom Ltd.	3,950	681,454
Intel Corp.	14,600	551,150
QUALCOMM, Inc.	4,300	294,550
		1,527,154
SOFT DRINKS—3.2%
PepsiCo, Inc.	7,150	777,705
The Coca-Cola Co.	7,550	319,516
		1,097,221
SYSTEMS SOFTWARE—4.0%
Microsoft Corp.	23,800	1,370,880
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—4.8%
Apple, Inc.	11,900	1,345,295
Western Digital Corp.	5,550	324,508
		1,669,803
TOBACCO—2.5%
Altria Group, Inc.	13,650	863,089
TOTAL COMMON STOCKS
(Cost $22,941,840)		32,625,392
CONVERTIBLE PREFERRED STOCKS—0.6%	SHARES	VALUE
PHARMACEUTICALS—0.6%
Allergan PLC., 5.50%, 3/1/2018	260	213,624
(Cost $260,000)		213,624

THE ALGER PORTFOLIOS | ALGER GROWTH & INCOME PORTFOLIO
Schedule of Investments September 30, 2016 (Unaudited) (Continued)

PREFERRED STOCKS—0.1%	SHARES	VALUE
ADVERTISING—0.1%
Choicestream, Inc., Cl. A*,@,(a)	14,862	$–
Choicestream, Inc., Cl. B*,@,(a)	31,697	18,701
		18,701
TOTAL PREFERRED STOCKS
(Cost $30,903)		18,701
WARRANTS—0.0%	SHARES	VALUE
ADVERTISING—0.0%
Choicestream, Inc., 6/22/26@,(a)	5,597	5,485
(Cost $5,591)		5,485
MASTER LIMITED PARTNERSHIP—1.8%	SHARES	VALUE
ASSET MANAGEMENT & CUSTODY BANKS—1.3%
The Blackstone Group LP.	17,650	450,605
OIL & GAS STORAGE & TRANSPORTATION—0.5%
Cheniere Energy Partners LP.(b)	5,950	174,097
TOTAL MASTER LIMITED PARTNERSHIP
(Cost $587,911)		624,702
REAL ESTATE INVESTMENT TRUST—3.1%	SHARES	VALUE
HEALTH CARE—0.8%
Welltower, Inc.	3,900	291,603
MORTGAGE—0.7%
Blackstone Mortgage Trust, Inc., Cl. A	8,000	235,600
SPECIALIZED—1.6%
Crown Castle International Corp.	2,800	263,788
Lamar Advertising Co., Cl. A	4,350	284,099
		547,887
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $896,419)		1,075,090
	PRINCIPAL
CORPORATE BONDS—0.0%	AMOUNT	VALUE
ADVERTISING—0.0%
Choicestream, Inc., 11.00%, 8/05/18@,(a)	5,597	5,597
(Cost $10,006)		5,597
Total Investments
(Cost $24,732,670)(c)	100.2%	34,568,591
Liabilities in Excess of Other Assets	(0.2)%	(77,443)
NET ASSETS	100.0%	$34,491,148

THE ALGER PORTFOLIOS | ALGER GROWTH & INCOME PORTFOLIO
Schedule of Investments September 30, 2016 (Unaudited) (Continued)

# American Depositary Receipts.
(a) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the
Investment Company Act of 1940. See Affiliated Securities in Notes to Financial Statements.
(b) All or a portion of the security is on loan.
(c) At September 30, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $24,631,018, amounted to $9,937,573 which consisted of aggregate gross unrealized appreciation of $10,378,910 and aggregate gross unrealized depreciation of $441,337.
* Non-income producing security.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition		(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	9/30/2016
Choicestream, Inc.	03/14/14	$500	0.00%	$–	–%
Choicestream, Inc., 11.00%,
8/05/18	08/04/16	6	0.00%	5,597	0.02%
Choicestream, Inc., 6/22/26	08/04/16	5,591	0.02%	5,485	0.01%
Choicestream, Inc., Cl. A	12/17/13	11,885	0.05%	–	–%
Choicestream, Inc., Cl. B	07/10/14	19,018	0.31%	18,701	0.05%
Total				$29,783	0.08%

See Notes to Financial Statements

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO
Schedule of Investments September 30, 2016 (Unaudited)

COMMON STOCKS—64.1%	SHARES	VALUE
AEROSPACE & DEFENSE—1.9%
General Dynamics Corp.	3,600	$558,576
The Boeing Co.	6,100	803,614
		1,362,190
AIR FREIGHT & LOGISTICS—0.6%
United Parcel Service, Inc., Cl. B	3,700	404,632
AIRPORT SERVICES—0.6%
Macquarie Infrastructure Corp.	5,100	424,524
APPAREL RETAIL—0.6%
L Brands, Inc.	3,100	219,387
VF Corp.	4,000	224,200
		443,587
ASSET MANAGEMENT & CUSTODY BANKS—1.1%
BlackRock, Inc.	2,100	761,166
AUTO PARTS & EQUIPMENT—1.6%
Delphi Automotive PLC.	8,000	570,560
Johnson Controls International PLC.	13,179	613,219
		1,183,779
BIOTECHNOLOGY—1.0%
Amgen, Inc.	2,000	333,620
Gilead Sciences, Inc.	5,200	411,424
		745,044
BREWERS—0.7%
Molson Coors Brewing Co., Cl. B	4,900	538,020
CABLE & SATELLITE—1.5%
Comcast Corporation, Cl. A	16,503	1,094,809
CASINOS & GAMING—0.4%
Las Vegas Sands Corp.	4,600	264,684
COMMUNICATIONS EQUIPMENT—0.9%
Cisco Systems, Inc.	20,300	643,916
CONSUMER ELECTRONICS—0.4%
Garmin Ltd.	5,700	274,227
CONSUMER FINANCE—0.5%
Discover Financial Services	6,100	344,955
DIVERSIFIED BANKS—3.1%
JPMorgan Chase & Co.	20,800	1,385,072
Wells Fargo & Co.	19,028	842,560
		2,227,632
DIVERSIFIED CHEMICALS—0.6%
The Dow Chemical Co.	8,400	435,372
DRUG RETAIL—1.3%
CVS Caremark Corp.	7,700	685,223
Walgreens Boots Alliance, Inc.	3,200	257,984
		943,207
ELECTRICAL COMPONENTS & EQUIPMENT—0.4%
Eaton Corp., PLC.	4,900	321,979
FERTILIZERS & AGRICULTURAL CHEMICALS—0.2%
Monsanto Co.	1,300	132,860

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO
Schedule of Investments September 30, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
FINANCIAL EXCHANGES & DATA—1.0%
CME Group, Inc.	6,800	$710,736
HEALTH CARE EQUIPMENT—0.6%
Becton Dickinson and Co.	2,600	467,298
HOME IMPROVEMENT RETAIL—1.4%
The Home Depot, Inc.	7,800	1,003,704
HOTELS RESORTS & CRUISE LINES—0.4%
Royal Caribbean Cruises Ltd.	4,300	322,285
HOUSEHOLD PRODUCTS—1.1%
The Procter & Gamble Co.	9,200	825,700
HYPERMARKETS & SUPER CENTERS—0.6%
Wal-Mart Stores, Inc.	5,800	418,296
INDUSTRIAL CONGLOMERATES—2.9%
General Electric Co.	34,907	1,033,945
Honeywell International, Inc.	8,900	1,037,651
		2,071,596
INTEGRATED OIL & GAS—2.7%
Exxon Mobil Corp.	16,100	1,405,208
TOTAL SA#	11,300	539,010
		1,944,218
INTEGRATED TELECOMMUNICATION SERVICES—2.5%
AT&T, Inc.	15,000	609,150
Verizon Communications, Inc.	22,808	1,185,560
		1,794,710
INTERNET SOFTWARE & SERVICES—3.2%
Alphabet, Inc., Cl. A*	1,000	804,060
Alphabet, Inc., Cl. C*	1,003	779,622
Facebook, Inc., Cl. A*	5,400	692,658
		2,276,340
INVESTMENT BANKING & BROKERAGE—1.6%
Morgan Stanley	26,500	849,590
TD Ameritrade Holding Corp.	8,900	313,636
		1,163,226
LEISURE FACILITIES—0.5%
Six Flags Entertainment Corp.	6,900	369,909
LEISURE PRODUCTS—0.8%
Coach, Inc.	8,400	307,104
Mattel, Inc.	8,800	266,464
		573,568
MANAGED HEALTH CARE—1.8%
Aetna, Inc.	5,600	646,520
UnitedHealth Group, Inc.	4,500	630,000
		1,276,520
MOVIES & ENTERTAINMENT—0.5%
Time Warner, Inc.	5,000	398,050
MULTI-LINE INSURANCE—0.5%
Hartford Financial Services Group, Inc.	8,700	372,534
MULTI-UTILITIES—0.5%
Sempra Energy	3,300	353,727

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO
Schedule of Investments September 30, 2016 (Unaudited) (Continued)

COMMON STOCKS—(CONT.)	SHARES	VALUE
OIL & GAS EQUIPMENT & SERVICES—0.6%
Halliburton Company	10,000	$448,800
OIL & GAS EXPLORATION & PRODUCTION—0.7%
ConocoPhillips	10,900	473,823
OTHER DIVERSIFIED FINANCIAL SERVICES—0.8%
Bank of America Corp.	35,000	547,750
PACKAGED FOODS & MEATS—0.5%
The Kraft Heinz Co.	4,400	393,844
PHARMACEUTICALS—6.3%
Bristol-Myers Squibb Co.	14,200	765,664
Eli Lilly & Co.	10,500	842,730
GlaxoSmithKline PLC.#	8,400	362,292
Johnson & Johnson	9,800	1,157,674
Pfizer, Inc.	30,289	1,025,888
Roche Holding AG#	12,300	380,931
		4,535,179
RAILROADS—0.9%
CSX Corp.	21,100	643,550
RESTAURANTS—1.1%
Darden Restaurants, Inc.	4,000	245,280
McDonald's Corp.	4,900	565,264
		810,544
SEMICONDUCTOR EQUIPMENT—0.5%
Kla-Tencor Corp.	4,700	327,637
SEMICONDUCTORS—3.0%
Broadcom Ltd.	5,400	931,608
Intel Corp.	20,800	785,200
QUALCOMM, Inc.	6,300	431,550
		2,148,358
SOFT DRINKS—2.1%
PepsiCo, Inc.	10,100	1,098,577
The Coca-Cola Co.	10,600	448,592
		1,547,169
SYSTEMS SOFTWARE—2.7%
Microsoft Corp.	33,500	1,929,600
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—3.2%
Apple, Inc.	16,700	1,887,935
Western Digital Corp.	7,700	450,219
		2,338,154
TOBACCO—1.7%
Altria Group, Inc.	19,000	1,201,370
TOTAL COMMON STOCKS
(Cost $34,753,445)		46,234,778
CONVERTIBLE PREFERRED STOCKS—0.5%	SHARES	VALUE
PHARMACEUTICALS—0.5%
Allergan PLC., 5.50%, 3/1/2018	400	328,652
(Cost $400,000)		328,652

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO
Schedule of Investments September 30, 2016 (Unaudited) (Continued)

MASTER LIMITED PARTNERSHIP—1.2%	SHARES	VALUE
ASSET MANAGEMENT & CUSTODY BANKS—0.9%
The Blackstone Group LP.	25,500	$651,015
OIL & GAS STORAGE & TRANSPORTATION—0.3%
Cheniere Energy Partners LP.	8,200	239,932
TOTAL MASTER LIMITED PARTNERSHIP
(Cost $837,176)		890,947
REAL ESTATE INVESTMENT TRUST—2.2%	SHARES	VALUE
HEALTH CARE—0.6%
Welltower, Inc.	5,500	411,235
MORTGAGE—0.4%
Blackstone Mortgage Trust, Inc., Cl. A	10,900	321,005
SPECIALIZED—1.2%
Crown Castle International Corp.	4,400	414,524
Lamar Advertising Co., Cl. A	6,300	411,453
		825,977
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $1,363,906)		1,558,217
	PRINCIPAL
CORPORATE BONDS—27.1%	AMOUNT	VALUE
AGRICULTURAL & FARM MACHINERY—2.5%
John Deere Capital Corp., 2.75%, 3/15/2022	1,750,000	1,821,454
AGRICULTURAL PRODUCTS—1.6%
Cargill, Inc., 7.35%, 3/6/2019(a)	1,000,000	1,138,791
DIVERSIFIED BANKS—5.2%
JPMorgan Chase & Co., 4.35%, 8/15/2021	1,500,000	1,648,152
Wells Fargo & Co., 3.30%, 9/9/2024	2,000,000	2,092,580
		3,740,732
INDUSTRIAL CONGLOMERATES—3.1%
General Electric Co., 6.00%, 8/7/2019	2,000,000	2,260,772
INTEGRATED OIL & GAS—1.5%
Total Capital SA, 4.45%, 6/24/2020	1,000,000	1,099,487
INTEGRATED TELECOMMUNICATION SERVICES—2.1%
Verizon Communications, Inc., 5.15%, 9/15/2023	1,300,000	1,516,657
IT CONSULTING & OTHER SERVICES—2.9%
International Business Machines Corp., 7.00%, 10/30/2025	1,525,000	2,066,429
PACKAGED FOODS & MEATS—2.8%
Campbell Soup Co., 2.50%, 8/2/2022	2,000,000	2,050,494
SEMICONDUCTORS—2.4%
Altera Corp., 4.10%, 11/15/2023	1,500,000	1,695,234
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—3.0%
HP, Inc., 4.38%, 9/15/2021	2,000,000	2,159,576
TOTAL CORPORATE BONDS
(Cost $18,739,232)		19,549,626
Total Investments
(Cost $56,093,759)(b)	95.1%	68,562,220
Other Assets in Excess of Liabilities	4.9%	3,526,508
NET ASSETS	100.0%	$72,088,728

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO
Schedule of Investments September 30, 2016 (Unaudited) (Continued)

# American Depositary Receipts.
(a) Pursuant to Securities and Exchange Commission Rule 144A, these securities may be sold prior to their maturity only to qualified institutional buyers.  These securities are however deemed to be liquid and represent
1.6% of the net assets of the Portfolio.
(b) At September 30, 2016, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $55,931,812, amounted to $12,630,408 which consisted of aggregate gross unrealized appreciation of $13,270,859 and aggregate gross unrealized depreciation of $640,451.
* Non-income producing security.

See Notes to Financial Statements

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:
The Alger Portfolios (the “Fund”) is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The
Fund qualifies as an investment company as defined in the Financial Accounting Standards
Board Accounting Standards Codification 946-Financial Services – Investment Companies.
The Fund operates as a series company currently issuing seven series of shares of beneficial interest: Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio, Alger
Mid Cap Growth Portfolio, Alger SMid Cap Growth Portfolio, Alger Small Cap Growth
Portfolio, Alger Growth & Income Portfolio, and Alger Balanced Portfolio (collectively the “Portfolios” and individually a “Portfolio”). Alger Capital Appreciation Portfolio, Alger
Large Cap Growth Portfolio, Alger Mid Cap Growth Portfolio, Alger SMid Cap Growth
Portfolio and Alger Small Cap Growth Portfolio invest primarily in equity securities and each has an investment objective of long-term capital appreciation. Alger Growth &
Income Portfolio’s investment objectives are capital appreciation and current income; and
it also invests primarily in equity securities. Alger Balanced Portfolio’s investment objectives are current income and long-term capital appreciation which it seeks to achieve through investing in equity and fixed-income securities. Shares of the Portfolios are available to investment vehicles for variable annuity contracts and variable life insurance policies offered by separate accounts of life insurance companies, as well as qualified pension and retirement plans.

Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio and Alger Mid Cap
Growth Portfolio offer Class I-2 shares and Class S shares; each class has identical rights to assets and earnings except that only Class S shares have a plan of distribution and bear the related expenses. Alger SMid Cap Growth Portfolio, Alger Small Cap Growth Portfolio,
Alger Growth & Income Portfolio, and Alger Balanced Portfolio offer only Class I-2 shares.

NOTE 2 — Significant Accounting Policies:
(a) Investment Valuation: The Portfolios value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Fund’s Board of Trustees. Investments of the Portfolios are valued on each day the New York Stock
Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern time).
Equity securities and option contracts for which valuation information is readily available are valued at the last quoted sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of quoted sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Debt securities generally trade in the over-the-counter market. Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments.
Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Debt securities with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Portfolios invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the investment adviser, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open.

Financial Accounting Standards Board Accounting Standards Codification 820 – Fair Value
Measurements and Disclosures (“ASC 820”) defines fair value as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Portfolios. Unobservable inputs are inputs that reflect the Portfolios’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 – quoted prices in active markets for identical investments
• Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Portfolios’ own assump-
tions in determining the fair value of investments)

The Portfolios’ valuation techniques are generally consistent with either the market or income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities.
Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities.
Inputs for Level 3 include revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indices.

Valuation processes are determined by a Valuation Committee (“Committee”) established by the Fund’s Board of Trustees (“Board”) and comprised of representatives of the Fund’s investment advisor. The Committee reports its valuation determinations to the Board which is responsible for approving valuation policy and procedures.

While the Committee meets on an as-needed basis, the Committee formally meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations. The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Portfolios’
pricing vendor, and variances between transactional prices and previous mark-to-markets.

The Portfolios will record a change to a security’s fair value level if new inputs are available or it becomes evident that inputs previously considered for leveling have changed or are no longer relevant. Transfers between Levels 1 and 2 are recognized at the end of the reporting period, and transfers into and out of Level 3 are recognized during the reporting period.

(b) Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars and overnight time deposits and Money Market Funds.
(c) Security Transactions and Investment Income: Security transactions are recorded on a trade date basis. Realized gains and losses from security transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.
Premiums and discounts on debt securities purchased are amortized or accreted over the lives of the respective securities.

(d) Foreign Currency Transactions: The books and records of the Portfolios are maintained in
U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the prevailing rates of exchange on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of such transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from the disposition of foreign currencies, currency gains and losses realized between the trade dates and settlement dates of security transactions, and the difference between the

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

amount of net investment income accrued and the U.S. dollar amount actually received.
The effects of changes in foreign currency exchange rates on investments in securities are included in realized and unrealized gain or loss on investments in the Statement of
Operations.

(e) Option Contracts: When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Portfolio on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.
The Portfolios may also purchase put and call options. Each Portfolio pays a premium which is included in the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk of loss associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security to determine the realized gain or loss.

(f) Lending of Fund Securities: The Portfolios may lend their securities to financial institutions, provided that the market value of the securities loaned will not at any time exceed one third of the Portfolio’s total assets, as defined in its prospectuses. The Portfolios earn fees on the securities loaned, which are included in interest income in the accompanying Statements of Operations. In order to protect against the risk of failure by the borrower to return the securities loaned or any delay in the delivery of such securities, the loan is collateralized by cash or securities that are maintained with the Custodian in an amount equal to at least 102 percent of the current market value of U.S. loaned securities or 105 percent for non-U.S.
loaned securities. The market value of the loaned securities is determined at the close of business of the Portfolio. Any required additional collateral is delivered to the Custodian and any excess collateral is returned to the borrower on the next business day. In the event the borrower fails to return the loaned securities when due, the Portfolios may take the collateral to replace the securities. If the value of the collateral is less than the purchase cost of replacement securities, the Custodian shall be responsible for any shortfall, but only to the extent that the shortfall is not due to any diminution in collateral value, as defined in the securities lending agreement. The Portfolios are required to maintain the collateral in a segregated account and determine its value each day until the loaned securities are returned.
Cash collateral may be invested as determined by the Portfolios. Collateral is returned to the borrower upon settlement of the loan.

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

(g) Dividends to Shareholders: Dividends and distributions payable to shareholders are recorded by the Portfolios on the ex-dividend date.
Alger Growth & Income Portfolio declares and pays dividends from net investment income quarterly. The dividends from net investment income of the other Portfolios are declared and paid annually.

With respect to all Portfolios, dividends from net realized gains, offset by any loss carryforward, are declared and paid annually after the end of the fiscal year in which earned.

Each class is treated separately in determining the amounts of dividends from net investment income payable to holders of its shares.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the
Portfolio’s distributions may be shown in the accompanying financial statements as either from, or in excess of, net investment income, net realized gain on investment transactions or return of capital, depending on the type of book/tax differences that may exist. Capital accounts within the financial statements are adjusted for permanent book/tax differences.
Reclassifications result primarily from the difference in tax treatment of net operating losses, passive foreign investment companies, and foreign currency transactions. The reclassifications are done annually at fiscal year end and have no impact on the net asset value of the Portfolios and are designed to present the Portfolio’s capital accounts on a tax basis.

(h) Federal Income Taxes: It is each Portfolio’s policy to comply with the requirements of the
Internal Revenue Code Subchapter M applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Provided that the Portfolio maintains such compliance, no federal income tax provision is required.
Financial Accounting Standards Board Accounting Standards Codification 740 – Income
Taxes (“ASC 740”) requires the Portfolios to measure and recognize in their financial statements the benefit of a tax position taken (or expected to be taken) on an income tax return if such position will more likely than not be sustained upon examination based on the technical merits of the position. No tax years are currently under investigation. The
Portfolios file income tax returns in the U.S. Federal jurisdiction, as well as the New York
State and New York City jurisdictions. The statute of limitations on the Portfolios’ tax returns remains open for the tax years 2012-2015. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

(i) Allocation Methods: The Fund accounts separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that
Portfolio’s operations; expenses which are applicable to all Portfolios are allocated among them based on net assets. Income, realized and unrealized gains and losses, and expenses of each Portfolio are allocated among the Portfolio’s classes based on relative net assets, with the exception of distribution fees and transfer agency fees.

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

(j) Estimates: These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America, which require using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates.
NOTE 3 — Fair Value Measurements:
The major categories of securities and their respective fair value inputs are detailed in each
Portfolio’s Schedule of Investments. Based upon the nature, characteristics, and risks associated with their investments as of September 30, 2016, the Portfolios have determined that presenting them by security type and sector is appropriate.

Alger Capital Appreciation Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$98,909,252	$98,909,252	—	—
Consumer Staples	37,234,406	37,234,406	—	—
Energy	10,917,051	10,917,051	—	—
Financials	5,231,305	5,231,305	—	—
Health Care	99,226,731	99,226,731	—	—
Industrials	43,228,595	43,228,595	—	—
Information Technology	222,674,964	222,220,818	—	454,146
Materials	6,873,906	6,873,906	—	—
Telecommunication Services	4,800,510	4,800,510	—	—
TOTAL COMMON STOCKS	$529,096,720	$528,642,574	—	$454,146
CORPORATE BONDS
Consumer Discretionary	87,152	—	—	87,152
MASTER LIMITED PARTNERSHIP
Financials	4,022,609	4,022,609	—	—
PREFERRED STOCKS
Consumer Discretionary	262,729	—	—	262,729
Health Care	695,186	—	—	695,186
Information Technology	2,093,399	—	—	2,093,399
TOTAL PREFERRED STOCKS	$3,051,314	—	—	$3,051,314
REAL ESTATE INVESTMENT TRUST
Financials	2,864,336	2,864,336	—	—
Real Estate	3,472,322	3,472,322	—	—
TOTAL REAL ESTATE
INVESTMENT TRUST	$6,336,658	$6,336,658	—	—
WARRANTS
Consumer Discretionary	85,409	—	—	85,409
TOTAL INVESTMENTS IN
SECURITIES	$542,679,862	$539,001,841	—	$3,678,021

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Large Cap Growth Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$40,795,756	$40,795,756	—	—
Consumer Staples	13,275,195	13,275,195	—	—
Energy	2,299,474	2,299,474	—	—
Financials	20,527,623	20,527,623	—	—
Health Care	45,559,044	45,559,044	—	—
Industrials	16,528,776	16,528,776	—	—
Information Technology	109,322,299	109,046,507	—	275,792
Materials	1,266,113	1,266,113	—	—
TOTAL COMMON STOCKS	$249,574,280	$249,298,488	—	$275,792
CORPORATE BONDS
Consumer Discretionary	39,603	—	—	39,603
MASTER LIMITED PARTNERSHIP
Financials	1,994,225	1,994,225	—	—
PREFERRED STOCKS
Consumer Discretionary	168,069	—	—	168,069
Health Care	454,006	—	—	454,006
Information Technology	1,271,292	—	—	1,271,292
TOTAL PREFERRED STOCKS	$1,893,367	—	—	$1,893,367
REAL ESTATE INVESTMENT TRUST
Real Estate	2,809,505	2,809,505	—	—
WARRANTS
Consumer Discretionary	38,811	—	—	38,811
TOTAL INVESTMENTS IN
SECURITIES	$256,349,791	$254,102,218	—	$2,247,573

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Mid Cap Growth Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$27,826,847	$27,826,847	—	—
Consumer Staples	5,693,945	5,693,945	—	—
Energy	1,880,296	1,880,296	—	—
Financials	6,463,820	6,463,820	—	—
Health Care	20,536,722	20,536,722	—	—
Industrials	16,081,713	16,081,713	—	—
Information Technology	30,543,269	30,404,977	—	138,292
Materials	6,108,864	6,108,864	—	—
Telecommunication Services	930,844	930,844	—	—
TOTAL COMMON STOCKS	$116,066,320	$115,928,028	—	$138,292
CORPORATE BONDS
Consumer Discretionary	19,629	—	—	19,629
PREFERRED STOCKS
Consumer Discretionary	87,438	—	—	87,438
Health Care	1,398,363	—	—	1,398,363
Information Technology	637,527	—	—	637,527
TOTAL PREFERRED STOCKS	$2,123,328	—	—	$2,123,328
REAL ESTATE INVESTMENT TRUST
Financials	582,256	582,256	—	—
Real Estate	3,650,921	3,650,921	—	—
TOTAL REAL ESTATE
INVESTMENT TRUST	$4,233,177	$4,233,177	—	—
SPECIAL PURPOSE VEHICLE
Financials	260,883	—	—	260,883
WARRANTS
Consumer Discretionary	19,237	—	—	19,237
TOTAL INVESTMENTS IN
SECURITIES	$122,722,574	$120,161,205	—	$2,561,369

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger SMid Cap Growth Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$342,129	$342,129	—	—
Consumer Staples	46,629	46,629	—	—
Financials	320,903	320,903	—	—
Health Care	986,267	986,267	—	—
Industrials	290,335	290,335	—	—
Information Technology	1,179,843	1,137,845	—	41,998
Materials	31,852	31,852	—	—
TOTAL COMMON STOCKS	$3,197,958	$3,155,960	—	$41,998
PREFERRED STOCKS
Health Care	150,310	—	—	150,310
Information Technology	193,567	—	—	193,567
TOTAL PREFERRED STOCKS	$343,877	—	—	$343,877
REAL ESTATE INVESTMENT TRUST
Real Estate	119,128	119,128	—	—
RIGHTS
Health Care	—	—	—	—
TOTAL INVESTMENTS IN
SECURITIES	$3,660,963	$3,275,088	—	$385,875

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Small Cap Growth Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$ 14,041,269	$14,041,269	—	—
Consumer Staples	4,387,313	4,387,313	—	—
Energy	1,961,490	1,961,490	—	—
Financials	7,654,729	7,654,729	—	—
Health Care	54,954,243	54,954,243	—	—
Industrials	14,230,859	14,230,859	—	—
Information Technology	64,710,816	64,710,816	—	—
Materials	4,147,855	4,147,855	—	—
TOTAL COMMON STOCKS	$166,088,574	$166,088,574	—	—
PREFERRED STOCKS
Health Care	1,391,237	—	—	1,391,237
REAL ESTATE INVESTMENT TRUST
Real Estate	2,792,359	2,792,359	—	—
RIGHTS
Health Care	—	—	—	—
SPECIAL PURPOSE VEHICLE
Financials	455,659	—	—	455,659
TOTAL INVESTMENTS IN
SECURITIES	$170,727,829	$168,880,933	—	$1,846,896

Alger Growth & Income Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$4,674,850	$4,674,850	—	—
Consumer Staples	4,174,649	4,174,649	—	—
Energy	2,034,884	2,034,884	—	—
Financials	4,241,829	4,241,829	—	—
Health Care	4,988,293	4,988,293	—	—
Industrials	3,724,609	3,724,609	—	—
Information Technology	6,913,600	6,913,600	—	—
Materials	392,521	392,521	—	—
Telecommunication Services	1,238,979	1,238,979	—	—
Utilities	241,178	241,178	—	—
TOTAL COMMON STOCKS	$32,625,392	$32,625,392	—	—
CONVERTIBLE PREFERRED STOCKS
Health Care	213,624	213,624	—	—
CORPORATE BONDS
Consumer Discretionary	5,597	—	—	5,597
MASTER LIMITED PARTNERSHIP
Energy	174,097	174,097	—	—
Financials	450,605	450,605	—	—
TOTAL MASTER LIMITED
PARTNERSHIP	$624,702	$624,702	—	—

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Growth & Income Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
PREFERRED STOCKS
Consumer Discretionary	18,701	—	—	18,701
REAL ESTATE INVESTMENT TRUST
Financials	235,600	235,600	—	—
Real Estate	839,490	839,490	—	—
TOTAL REAL ESTATE
INVESTMENT TRUST	$1,075,090	$1,075,090	—	—
WARRANTS
Consumer Discretionary	5,485	—	—	5,485
TOTAL INVESTMENTS IN
SECURITIES	$34,568,591	$34,538,808	—	$29,783

Alger Balanced Portfolio	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$6,739,146	$6,739,146	—	—
Consumer Staples	5,867,606	5,867,606	—	—
Energy	2,866,841	2,866,841	—	—
Financials	6,127,999	6,127,999	—	—
Health Care	7,024,041	7,024,041	—	—
Industrials	5,228,471	5,228,471	—	—
Information Technology	9,664,005	9,664,005	—	—
Materials	568,232	568,232	—	—
Telecommunication Services	1,794,710	1,794,710	—	—
Utilities	353,727	353,727	—	—
TOTAL COMMON STOCKS	$46,234,778	$46,234,778	—	—
CONVERTIBLE PREFERRED STOCKS
Health Care	328,652	328,652	—	—
CORPORATE BONDS
Consumer Staples	3,189,285	—	3,189,285	—
Energy	1,099,487	—	1,099,487	—
Financials	3,740,732	—	3,740,732	—
Industrials	4,082,226	—	4,082,226	—
Information Technology	5,921,239	—	5,921,239	—
Telecommunication Services	1,516,657	—	1,516,657	—
TOTAL CORPORATE BONDS	$19,549,626	—	$19,549,626	—
MASTER LIMITED PARTNERSHIP
Energy	239,932	239,932	—	—
Financials	651,015	651,015	—	—
TOTAL MASTER LIMITED
PARTNERSHIP	$890,947	$890,947	—	—
REAL ESTATE INVESTMENT TRUST
Financials	321,005	321,005	—	—
Real Estate	1,237,212	1,237,212	—	—
TOTAL REAL ESTATE
INVESTMENT TRUST	$1,558,217	$1,558,217	—	—
TOTAL INVESTMENTS IN
SECURITIES	$68,562,220	$49,012,594	$19,549,626	—

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Capital Appreciation Portfolio	Common Stocks
Opening balance at January 1, 2016	$426,719
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	27,427
Purchases and sales
Purchases	–
Sales	–
Closing balance at September 30, 2016	454,146
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 9/30/2016	$27,427

Alger Capital Appreciation Portfolio	Corporate Bonds
Opening balance at January 1, 2016	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	87,065
Purchases and sales
Purchases	87
Sales	–
Closing balance at September 30, 2016	87,152
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 9/30/2016	$87,065

Alger Capital Appreciation Portfolio	Preferred Stocks
Opening balance at January 1, 2016	$2,980,148
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	71,166
Purchases and sales
Purchases	–
Sales	–
Closing balance at September 30, 2016	3,051,314
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 9/30/2016	$71,166

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Capital Appreciation Portfolio	Warrants
Opening balance at January 1, 2016	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(1,656)
Purchases and sales
Purchases	87,065
Sales	–
Closing balance at September 30, 2016	85,409
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 9/30/2016	$(1,656)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Large Cap Growth Portfolio	Common Stocks
Opening balance at January 1, 2016	$259,733
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	16,059
Purchases and sales
Purchases	–
Sales	–
Closing balance at September 30, 2016	275,792
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 9/30/2016	$16,059

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Large Cap Growth Portfolio	Corporate Bonds
Opening balance at January 1, 2016	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	39,563
Purchases and sales
Purchases	40
Sales	–
Closing balance at September 30, 2016	39,603
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 9/30/2016	$39,563

Alger Large Cap Growth Portfolio	Preferred Stocks
Opening balance at January 1, 2016	$1,857,052
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	36,315
Purchases and sales
Purchases	–
Sales	–
Closing balance at September 30, 2016	1,893,367
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 9/30/2016	$36,315

Alger Large Cap Growth Portfolio	Warrants
Opening balance at January 1, 2016	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(753)
Purchases and sales
Purchases	39,564
Sales	–
Closing balance at September 30, 2016	38,811
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 9/30/2016	$(753)

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Mid Cap Growth Portfolio	Common Stocks
Opening balance at January 1, 2016	$130,275
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	8,017
Purchases and sales
Purchases	–
Sales	–
Closing balance at September 30, 2016	138,292
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 9/30/2016	$8,017

Alger Mid Cap Growth Portfolio	Corporate Bonds
Opening balance at January 1, 2016	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	19,609
Purchases and sales
Purchases	20
Sales	–
Closing balance at September 30, 2016	19,629
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 9/30/2016	$19,609

Alger Mid Cap Growth Portfolio	Preferred Stocks
Opening balance at January 1, 2016	$2,793,958
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(670,630)
Purchases and sales
Purchases	–
Sales	–
Closing balance at September 30, 2016	2,123,328
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 9/30/2016	$(670,630)

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Special Purpose
Alger Mid Cap Growth Portfolio	Vehicle
Opening balance at January 1, 2016	$244,501
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	16,382
Purchases and sales
Purchases	–
Sales	–
Closing balance at September 30, 2016	260,883
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 9/30/2016	$16,382

Alger Mid Cap Growth Portfolio	Warrants
Opening balance at January 1, 2016	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(373)
Purchases and sales
Purchases	19,610
Sales	–
Closing balance at September 30, 2016	19,237
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 9/30/2016	$(373)

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger SMid Cap Growth Portfolio	Common Stocks
Opening balance at January 1, 2016	$38,562
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	3,436
Purchases and sales
Purchases	–
Sales	–
Closing balance at September 30, 2016	41,998
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 9/30/2016	$3,436

Alger SMid Cap Growth Portfolio	Preferred Stocks
Opening balance at January 1, 2016	$351,184
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(7,307)
Purchases and sales
Purchases	–
Sales	–
Closing balance at September 30, 2016	343,877
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 9/30/2016	$(7,307)

Alger SMid Cap Growth Portfolio	Rights
Opening balance at January 1, 2016	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	–
Purchases and sales
Purchases	–
Sales	–
Closing balance at September 30, 2016	—
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 9/30/2016	$—

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Small Cap Growth Portfolio	Preferred Stocks
Opening balance at January 1, 2016	$1,928,389
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(537,152)
Purchases and sales
Purchases	–
Sales	–
Closing balance at September 30, 2016	1,391,237
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 9/30/2016	$(537,152)

Alger Small Cap Growth Portfolio	Rights
Opening balance at January 1, 2016	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	–
Purchases and sales
Purchases	–
Sales	–
Closing balance at September 30, 2016	—
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 9/30/2016	$—

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Special Purpose
Alger Small Cap Growth Portfolio	Vehicle
Opening balance at January 1, 2016	$427,047
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	28,612
Purchases and sales
Purchases	–
Sales	–
Closing balance at September 30, 2016	455,659
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 9/30/2016	$28,612

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Growth & Income Portfolio	Common Stocks
Opening balance at January 1, 2016	$724
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(724)
Purchases and sales
Purchases	–
Sales	–
Closing balance at September 30, 2016	—
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 9/30/2016	$(724)

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Growth & Income Portfolio	Corporate Bonds
Opening balance at January 1, 2016	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	5,591
Purchases and sales
Purchases	6
Sales	–
Closing balance at September 30, 2016	5,597
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 9/30/2016	$5,591

Alger Growth & Income Portfolio	Preferred Stocks
Opening balance at January 1, 2016	$19,555
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(854)
Purchases and sales
Purchases	–
Sales	–
Closing balance at September 30, 2016	18,701
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 9/30/2016	$(854)

Alger Growth & Income Portfolio	Warrants
Opening balance at January 1, 2016	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	–
Included in net unrealized gain (loss) on investments	(106)
Purchases and sales
Purchases	5,591
Sales	–
Closing balance at September 30, 2016	5,485
The amount of total gains or losses for the period included in net realized and unrealized gain (loss) attributable to change in unrealized appreciation
(depreciation) relating to investments still held at 9/30/2016	$(106)

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The following table provides quantitative information about our Level 3 fair value measurements of our investments as of September 30, 2016. In addition to the techniques and inputs noted in the table below, according to our valuation policy we may also use other valuation techniques and methodologies when determining our fair value measurements.
The table below is not intended to be all-inclusive, but rather provides information on the
Level 3 inputs as they relate to our fair value measurements.

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Fair Value
	September 30,	Valuation	Unobservable
	2016	Methodology	Input	Input/ Range
Alger Capital Appreciation Portfolio
Common Stocks	$0	Income	Discount Rate	40%
		Approach
Common Stocks	454,146	Performance	Market Multiple	11.5x-12.3x
		Multiple
		Methodology
		(xRevenue)
Preferred Stocks	262,729	Income	Discount Rate	40%
		Approach
Preferred Stocks	695,186	Discounted Cash	Discount Rate	20%
		Flow
Preferred Stocks	2,093,399	Performance	Market Multiple	11.5x-12.3x
		Multiple
		Methodology
		(xRevenue)
Corporate Bonds	87,152	Income	Discount Rate	40%
		Approach
Warrants	85,409	Income	Discount Rate	40%
		Approach
Alger Large Cap Growth Portfolio
Common Stocks	$0	Income	Discount Rate	40%
		Approach
Common Stocks	275,792	Performance	Market Multiple	11.5x-12.3x
		Multiple
		Methodology
		(xRevenue)
Preferred Stocks	168,069	Income	Discount Rate	40%
		Approach
Preferred Stocks	454,006	Discounted Cash	Discount Rate	20%
		Flow
Preferred Stocks	1,271,292	Performance	Market Multiple	11.5x-12.3x
		Multiple
		Methodology
		(xRevenue)
Corporate Bonds	39,603	Income	Discount Rate	40%
		Approach
Warrants	38,811	Income	Discount Rate	40%
		Approach)
Alger Mid Cap Growth Portfolio
Common Stocks	$0	Income	Discount Rate	40%
		Approach
Common Stocks	138,292	Performance	Market Multiple	11.5x-12.3x
		Multiple
		Methodology
		(xRevenue)
Preferred Stocks	87,438	Income	Discount Rate	40%
		Approach

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Preferred Stocks	637,527	Performance	Market Multiple	11.5x-12.3x
		Multiple
		Methodology
		(xRevenue)
Preferred Stocks	633,959	Discounted Cash	Discount Rate	28%
		Flow
Preferred Stocks	524,322	Discounted Cash	Discount Rate	20.7%
		Flow	Weight	40%
		Liquidation	Estimated Recover	NA
		Analysis	Levels
			Weight	60%
Preferred Stocks	240,082	Discounted Cash	Discount Rate	20%
		Flow
Special Purpose Vehicle	260,883	Performance	Market Multiple	4.38x-4.88x
		Multiple
		Methodology
		(xRevenue)
Corporate Bonds	19,629	Income	Discount Rate	40%
		Approach
Warrants	19,237	Income	Discount Rate	40%
		Approach
Alger SMid Cap Growth Portfolio
Common Stocks	41,998	Performance	Market Multiple	11.5x-12.3x
		Multiple
		Methodology
		(xRevenue)
Preferred Stocks	193,567	Performance	Market Multiple	11.5x-12.3x
		Multiple
		Methodology
		(xRevenue)
Preferred Stocks	150,310	Discounted Cash	Discount Rate	20.0-28.0%
		Flow
Alger Small Cap Growth Portfolio
Preferred Stocks	358,850	Discounted Cash	Discount Rate	20.7%
		Flow	Weight	40%
		Liquidation	Estimated Recover	NA
		Analysis	Levels
			Weight	60%
Preferred Stocks	1,032,387	Discounted Cash	Discount Rate	20-28%
		Flow
Special Purpose Vehicle	455,659	Performance	Market Multiple	4.38x-4.88x
		Multiple
		Methodology
		(xRevenue)
Alger Growth & Income Portfolio
Common Stocks	$0	Income	Discount Rate	40%
		Approach
Preferred Stocks	18,701	Income	Discount Rate	40%
		Approach

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Corporate Bonds	5,597	Income	Discount Rate	40%
		Approach
Warrants	5,485	Income	Discount Rate	40%
		Approach

The significant unobservable inputs used in the fair value measurement of the company’s securities are revenue, earnings before interest, taxes, depreciation and amortization
(“EBITDA”) multiples, and the probabilities of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurements as noted in the table above.

On September 30, 2016, there were no transfers of securities between Level 1 and Level 2.

Certain of the Fund’s assets and liabilities are held at carrying amount or face value, which approximates fair value for financial statement purposes. As of September 30, 2016, such assets are categorized within the disclosure hierarchy as follows:

	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Cash, Foreign cash and Cash equivalents:
Alger Capital Appreciation Portfolio	$16,448,344	—	$16,448,344	—
Alger Large Cap Growth Portfolio	(510,837)	—	(510,837)	—
Alger Mid Cap Growth Portfolio	5,224,994	—	5,224,994	—
Alger SMid Cap Growth Portfolio	27,608	—	27,608	—
Alger Small Cap Growth Portfolio	15,961,885	—	15,961,885	—
Alger Growth & Income Portfolio	1,062,007	—	1,062,007	—
Alger Balanced Portfolio	3,461,157	—	3,461,157	—
Total	$41,675,158	—	$41,675,158	—

NOTE 4 — Derivatives:
Financial Accounting Standards Board Accounting Standards Codification 815 – Derivatives
and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Forward currency contracts—In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Funds may enter into forward currency contracts.
Additionally, each Fund may enter into such contracts to economically hedge certain other foreign currency denominated investments. These contracts are valued at the current cost of covering or offsetting such contracts, and the related realized and unrealized foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, a
Fund could be exposed to foreign currency fluctuations.

Options—The Funds seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Funds invest in a broadly diversified portfolio of common stocks, while also buying and selling call and put options on equities

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

and equity indices. The Funds purchase call options to increase their exposure to the stock market and also provide diversification of risk. The Funds purchase put options in order to protect from significant market declines that may occur over a short period of time. The
Funds will write covered call and cash secured put options to generate cash flows while reducing the volatility of the Funds’ portfolios. The cash flows may be an important source of the Funds’ returns, although written call options may reduce the Funds’ ability to profit from increases in the value of the underlying security or equity portfolio. The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price. Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price.
The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Funds with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options. During the three months ended September 30, 2016, options were used in accordance with these objectives.

The Funds’ option contracts were not subject to any rights of offset with any counterparty.
All of the Portfolios’ options were exchange traded which utilize a clearing house that acts as an intermediary between buyer and seller, receiving initial and maintenance margin from both, and guaranteeing performance of the option contract.

There were no derivative transactions for the three months ended September 30, 2016.

NOTE 5 — Affiliated Securities:
The company listed below was considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during all or part of the period ended
September 30, 2016. Purchase and sale transactions and dividend income earned during the period were as follows:

	Shares/Par
	at			Shares/Par
	December			at		Realized	Value at
	31,	Purchases/	Sales/	September	Dividend	Gain	September
Security	2015	Conversion	Conversion	30, 2016	Income	(Loss)	30, 2016

Alger Capital Appreciation Portfolio
Common Stocks
Choicestream, Inc.*	23,166	–	–	23,166	–	–	0
Preferred Stocks
Choicestream, Inc.
Class A & Class B*	645,071	–	–	645,071	–	–	262,729
Corporate Bonds
Choicestream, Inc.
11.00%, 08/05/18*	–	87,152	–	87,152	–	–	87,152
Warrants
Choicestream, Inc.
06/22/26*	–	87,152	–	87,152	–	–	85,409

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Shares/Par
	at			Shares/Par
	December			at		Realized	Value at
	31,	Purchases/	Sales/	September	Dividend	Gain		September
Security	2015	Conversion	Conversion	30, 2016	Income	(Loss)		30, 2016

Alger Large Cap Growth Portfolio
Common Stocks
Choicestream, Inc.*	15,490	–	–	15,490	–		–	0
Preferred Stocks
Choicestream, Inc.
Class A & Class B*	418,439	–	–	418,439	–		–	168,069
Corporate Bonds
Choicestream, Inc.
11.00%, 08/05/18*	–	39,603	–	39,603	–		–	39,603
Warrants
Choicestream, Inc.
06/22/26*	–	39,603	–	39,603	–		–	38,811
Alger Mid Cap Growth Portfolio
Common Stocks
Choicestream, Inc.*	7,853	–	–	7,853	–		–	0
Preferred Stocks
Choicestream, Inc.
Class A & Class B*	215,920	–	–	215,920	–		–	87,438
Tolero
Pharmaceuticals, Inc.*	356,682	–	–	356,682	–		–	524,322
Prosetta Biosciences,
Inc.*	170,419	–	–	170,419	–		–	633,959
Corporate Bonds
Choicestream, Inc.
11.00%, 08/05/18*	–	19,629	–	19,629	–		–	19,629
Warrants
Choicestream, Inc.
06/22/26*	–	39,603	–	19,629	–		–	19,237
Alger SMid Cap Growth Portfolio
Preferred Stocks
Prosetta Biosciences,
Inc.*	10,615	–	–	10,615	–		–	39,488
Alger Small Cap Growth Portfolio
Preferred Stocks
Tolero
Pharmaceuticals, Inc.*	244,116	–	–	244,116	–		–	358,850
Prosetta Biosciences,
Inc.*	75,383	–	–	75,383	–		–	280,425
Alger Growth & Income Portfolio
Common Stocks
Choicestream, Inc.*	1,723	–	–	1,723	–		–	0

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Preferred Stocks
Choicestream, Inc.
Class A & Class B*	45,659	–	–	45,659	–	–	18,701
Corporate Bonds
Choicestream, Inc.
11.00%, 08/05/18*	–	5,597	–	5,597	–	–	5,597
Warrants
Choicestream, Inc.
06/22/26*	–	5,597	–	5,597	–	–	5,485
* Non-income producing security.

ITEM 2. Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by
Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.
CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Portfolios

By /s/Hal Liebes

Hal Liebes

President

Date: November 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Hal Liebes

Hal Liebes

President

Date: November 21, 2016

By /s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: November 21, 2016